                                                       Registration No. 33-15974
                                                                        811-5242
================================================================================
                                  SECURITIES AND EXCHANGE COMMISSION
                                        Washington, D.C. 20549

                                               FORM N-4

                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                               Pre-Effective Amendment No._______             [ ]
                               Post-Effective Amendment No.___27__            [X]
                                                and/or
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                               Amendment No.___28___                          [X]

                                   LBVIP VARIABLE ANNUITY ACCOUNT I
                                      (Exact Name of Registrant)

                       LUTHERAN BROTHERHOOD VARIABLE INSURANCE PRODUCTS COMPANY
                                          (Name of Depositor)

                         625 Fourth Avenue South, Minneapolis, Minnesota 55415
                    (Address of Depositor's Principal Executive Offices) (Zip Code)

                   Depositor's Telephone Number, including Area Code: (612) 340-7005

                                             John C. Bjork
                       Lutheran Brotherhood Variable Insurance Products Company
                                        625 Fourth Avenue South
                                     Minneapolis, Minnesota 55415
                                (Name and Address of Agent for Service)

             It is proposed that this filing will become effective (check appropriate box)

  [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
  [X]  on April 30, 2002 pursuant to paragraph (b) of Rule 485
  [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
  [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
  [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

  [ ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===============================================================================

                                          Prospectus

                     Individual Flexible Premium Variable Annuity Contract
                                           Issued by
                   Lutheran Brotherhood Variable Insurance Products Company

                    625 Fourth Avenue South * Minneapolis, Minnesota 55415
                                (612) 340-7210 * (800) 990-6290

This Prospectus describes an individual flexible premium variable annuity contract (the
"Contract") offered by Lutheran Brotherhood Variable Insurance Products Company ("LBVIP,"
"we," "us" or "our").  We are a stock life insurance company that is an indirect subsidiary of Aid Association for Lutherans/Lutheran Brotherhood ("AAL/LB"), a fraternal benefit society organized under Wisconsin law. We offer the Contract only in situations in which the
Contract's Annuitant is eligible for membership in AAL/LB, unless otherwise required by state law. We may sell the Contract to or in connection with retirement plans which may or may not qualify for special Federal tax treatment under the Internal Revenue Code.

We allocate net premiums based on the Annuitant's designation to one or more Subaccounts of
LBVIP Variable Annuity Account I (the "Variable Account"), and/or to the Fixed Account (which is the general account of ours, and which pays interest in an amount that is at least as great as the guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of AAL Variable Product Series Fund, Inc. or LB Series Fund, Inc.
(each a "Fund", and collectively the "Funds"), which are diversified, open-end management investment companies (commonly known as a "mutual funds"). The accompanying Prospectuses for the Funds describe the investment objectives and attendant risks of the following Portfolios of the Funds:

AAL Variable Product Series Fund, Inc.:        LB Series Fund, Inc.:
AAL Technology Stock Portfolio                 Opportunity Growth Portfolio
AAL Small Cap Stock Portfolio                  FTI Small Cap Growth Portfolio (subadvised by
AAL Small Cap Index Portfolio                  Franklin Advisers, Inc.)
AAL Mid Cap Stock Portfolio                    MFS Mid Cap Growth Portfolio (subadvised by
AAL Mid Cap Index Portfolio                    Massachusetts Financial Services Company)
AAL Capital Growth Portfolio                   Mid Cap Growth Portfolio
AAL Large Company Index Portfolio              World Growth Portfolio (subadvised by
AAL Balanced Portfolio                         T. Rowe Price International, Inc.)
AAL High Yield Bond Portfolio (subadvised by   FI All Cap Portfolio (subadvised by Fidelity
Pacific Investment Management Company)         Management & Research Company)
AAL Bond Index Portfolio                       Growth Portfolio
                                               MFS Investors Growth Portfolio (subadvised by
                                               Massachusetts Financial Services Company)
                                               TRP Growth Stock Portfolio (subadvised by
                                               T. Rowe Price Associates, Inc.)
                                               Value Portfolio
                                               High Yield Portfolio
                                               Income Portfolio
                                               Limited Maturity Bond Portfolio
                                               Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a
Statement of Additional Information (SAI) dated April 30, 2002. That SAI was filed with the
Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI without charge by writing to us at our address above. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov)
that contains the SAI. The Table of Contents for the Statement of Additional Information may
be found on Page 29 of this Prospectus. Appendix A sets forth definitions of special terms used in this Prospectus.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing and should be read and kept for future reference. It is valid only when accompanied or preceded by the current Prospectuses of AAL Variable
Product Series Fund, Inc. and LB Series Fund, Inc.

The date of this Prospectus is April 30, 2002.

                                                Page

Fee and Expense Table                            4

Summary
   The Contract                                  9
   Annuity Provisions                            9
   Federal Tax Status                            9
   Condensed Financial Information               9
   Performance Related Information               9

LBVIP and the Variable Account
   LBVIP                                        11
   The Variable Account                         11

Investment Options
   Variable Investment Options                  12
   Investment Management                        14
   Addition, Deletion or Substitution of
     Investments                                14

The Contracts
   Purchasing a Contract                        15
   Processing Your Application                  15
   Allocation of Premium                        15
   Free Look Period                             15
   Accumulated Value, Accumulation Units, and
     Accumulation Unit Value                    16
   Minimum Accumulated Value                    16
   Death Benefit Before the Maturity Date       17
   Death Benefit After the Maturity Date        17
   Surrender (Redemption)                       17
   Transfers                                    18
   Telephone Transfers                          18
   Special Transfer Service - Dollar Cost
     Averaging                                  18
   Assignments                                  19
   Contract Owner, Beneficiaries and Annuitants 19

Charges and Deductions
   Surrender Charge (Contingent Deferred
    Sales Charge)                               20
   Administrative Charge                        20
   Mortality and Expense Risk Charge            20
   Expenses of the Funds                        21
   Premium Taxes                                21
   Other Taxes                                  21
   Sufficiency of Charges                       21

Annuity Provisions
   Maturity Date                                22
   Maturity Proceeds                            22
   Settlement Options                           22
   Frequency of Annuity Payments                22
   Amount of Variable Annuity Payments          22
   Subaccount Annuity Unit Value                23

General Provisions
   Postponement of Payments                     24
   Payment by Check                             24
   Date of Receipt                              24
   Reports to Contract Owners                   24
   Contract Inquiries                           24

Federal Tax Status
   Introduction                                 24
   Our Tax Status                               24
   Taxation of Annuities in General             24
   Qualified Plans                              26
   1035 Exchanges                               26
   Diversification Requirements                 26
   Withholding                                  26
   Other Considerations                         26

Employment-Related Benefit Plans                27

Voting Rights                                   27

Sales and Other Agreements                      28

Legal Proceedings                               28

Legal Matters                                   28

Financial Statments and Experts                 28

Statement of Additional Information
   Table of Contents                            29
   Order Form                                   29

Appendix A - Definitions

Appendix B - Condensed Financial Information

Appendix C - More Information About the Fixed Account

Fee and Expense Table
-----------------------------------------------------------------------------------------------

The purpose of this table is to help you understand the various costs and expenses associated with your Contract. You may allocate premiums and transfer Accumulated Value to any one of the Subaccounts or to the Fixed Account or to any combination of the Subaccounts and the Fixed Account. You pay no initial sales charge when you purchase the Contract. All costs that you bear directly or indirectly for the Subaccounts and Portfolios are shown below.  We will deduct any premium taxes that apply.

Contract Owner Expenses
  Sales Load Imposed on Purchase (as a percentage of purchase payments)            0%
  Maximum Deferred Sales Load (as a percentage of Excess Amount surrendered)       6%(1)
  Exchange Fee                                                                     0%

  Annual Contract Fee                                                            $30.00(2)

Annual Subaccount Expenses (as a percentage of average
daily Accumulated Value or Annuity Unit Value)            Current(3)        Maximum
  Mortality and Expense Risk Charge                          1.10%            1.25%
  Total Subaccount Annual Expenses                           1.10%            1.25%

                    AAL Variable Product Series Fund, Inc. Annual Expenses
                   (as a percentage of average net assets of each Portfolio)
                                                                                   Total
                                                                 Other            Annual
                                                                Expenses         Portfolio
                                              Advisory           After        Expenses After
    Portfolio                                  Fees          Reimbursement   Reimbursement(4)
---------------------------------------------------------------------------------------------------
    AAL Technology Stock Portfolio               .75%               0%              .75%
    AAL Small Cap Stock Portfolio                .70                0               .70
    AAL Small Cap Index Portfolio                .34                0.06            .40
    AAL Mid Cap Stock Portfolio                  .70                0               .70
    AAL Mid Cap Index Portfolio                  .35                0               .35
    AAL Capital Growth Portfolio                 .65                0               .65
    AAL Large Company Index Portfolio            .32                0.03            .35
    AAL Balanced Portfolio                       .32                0.03            .35
    AAL High Yield Bond Portfolio                .40                0               .40
    AAL Bond Index Portfolio                     .35                0               .35
-----------------------------------------------------------------------------------------------

                             LB Series Fund, Inc. Annual Expenses
                   (as a percentage of average net assets of each Portfolio)

                                                                 Other             Total
                                                                Expenses          Annual
                                              Advisory           After           Portfolio
    Portfolio                                  Fees         Reimbursement(5)     Expenses
-----------------------------------------------------------------------------------------------
    Opportunity Growth Portfolio                 .40%               0%              .40%
    FTI Small Cap Growth Portfolio
       $0-$500 million                          1.00                0              1.00
      More than $500 million                     .90                0               .90
    MFS Mid Cap Growth Portfolio
      $0-$500 million                            .90                0               .90
      More than $500 million                     .80                0               .80
    Mid Cap Growth Portfolio                     .40                0               .40
    World Growth Portfolio                       .85                0               .85
    FI All Cap Portfolio
      $0-$500 million                            .95                0               .95
      More than $500 million                     .90                0               .90
    Growth Portfolio                             .40                0               .40
    MFS Investors Growth Portfolio
      $0-$500 million                            .80                0               .80
      More than $500 million                     .70                0               .70
    TRP Growth Stock Portfolio
      $0-$500 million                            .80                0               .80
       More than $500 million                    .70                0               .70
    Value Portfolio                              .60                0               .60
    High Yield Portfolio                         .40                0               .40
    Income Portfolio                             .40                0               .40
    Limited Maturity Bond Portfolio              .40                0               .40
    Money Market Portfolio                       .40                0               .40
-----------------------------------------------------------------------------------------------

Examples

The following examples illustrate the expenses that you would incur on a $1,000 investment and a 5% return on assets. In these examples, the $30 annual administrative charge is approximated as a 0.00% charge based on our average contract size. The examples reflect any current reimbursements of Fund expenses. These reimbursements are anticipated to continue through 2002, but may be terminated at any time.

The examples should not be considered as representative of past or future expenses, and actual expenses may be greater or less than those shown.

Based on the current mortality and expense risk charge, if you surrender or annuitize your
Contract at the end of the applicable time period, you would pay the following expenses:

   Subaccount                              1 year         3 years       5 years      10 years
-----------------------------------------------------------------------------------------------
  Technology Stock Subaccount(6)            $ 74          $ 98           $ N/A         $ N/A
  Small Cap Stock Subaccount(6)               74            96             N/A           N/A
  Small Cap Index Subaccount(6)               71            87             N/A           N/A
  Mid Cap Stock Subaccount(6)                 74            96             N/A           N/A
  Mid Cap Index Subaccount(6)                 71            86             N/A           N/A
  Capital Growth Subaccount(6)                74            95             N/A           N/A
  Large Company Index Subaccount(6)           71            86             N/A           N/A
  Balanced Subaccount(6)                      71            86             N/A           N/A
  High Yield Bond Subaccount(6)               71            87             N/A           N/A
  Bond Index Subaccount(6)                    71            86             N/A           N/A
  Opportunity Growth Subaccount               71            87             103           179
  FTI Small Cap Growth Subaccount(7)          77           105             N/A           N/A
  MFS Mid Cap Growth Subaccount(7)            76           102             N/A           N/A
  Mid Cap Growth Subaccount                   71            87             103           179
  World Growth Subaccount                     75           101             126           227
  FI All Cap Subaccount(7)                    76           104             N/A           N/A
  Growth Subaccount                           71            87             103           179
  MFS Investors Growth Subaccount(7)          75            99             N/A           N/A
  TRP Growth Stock Subaccount(7)              75            99             N/A           N/A
  Value Subaccount(7)                         73            93             N/A           N/A
  High Yield Subaccount                       71            87             103           179
  Income Subaccount                           71            87             103           179
  Limited Maturity Bond Subaccount(7)         71            87             N/A           N/A
  Money Market Subaccount                     71            87             103           179
-----------------------------------------------------------------------------------------------

Based on the current mortality and expense risk charge, if you do not surrender or annuitize your Contract, you would pay the following expenses:

   Subaccount                              1 year         3 years       5 years      10 years
-----------------------------------------------------------------------------------------------
  Technology Stock Subaccount(6)            $ 19          $ 58          $  N/A         $ N/A
  Small Cap Stock Subaccount(6)               18            57             N/A           N/A
  Small Cap Index Subaccount(6)               15            47             N/A           N/A
  Mid Cap Stock Subaccount(6)                 18            57             N/A           N/A
  Mid Cap Index Subaccount(6)                 15            46             N/A           N/A
  Capital Growth Subaccount(6)                18            55             N/A           N/A
  Large Company Index Subaccount(6)           15            46             N/A           N/A
  Balanced Subaccount(6)                      15            46             N/A           N/A
  High Yield Bond Subaccount(6)               15            47             N/A           N/A
  Bond Index Subaccount(6)                    15            46             N/A           N/A
  Opportunity Growth Subaccount               15            47              82           179
  FTI Small Cap Growth Subaccount(7)          21            66             N/A           N/A
  MFS Mid Cap Growth Subaccount(7)            20            63             N/A           N/A
  Mid Cap Growth Subaccount                   15            47              82           179
  World Growth Subaccount                     20            61             105           227
  FI All Cap Subaccount(7)                    21            64             N/A           N/A
  Growth Subaccount                           15            47              82           179
  MFS Investors Growth Subaccount(7)          19            60             N/A           N/A
  TRP Growth Stock Subaccount(7)              19            60             N/A           N/A
  Value Subaccount(7)                         17            54             N/A           N/A
  High Yield Subaccount                       15            47              82           179
  Income Subaccount                           15            47              82           179
  Limited Maturity Bond Subaccount(7)         15            47             N/A           N/A
  Money Market Subaccount                     15            47              82           179
-----------------------------------------------------------------------------------------------

Based on the maximum mortality and expense risk charge, if you surrender or annuitize your
Contract at the end of the applicable time period, you would pay the following expenses:

   Subaccount                              1 year         3 years       5 years      10 years
-----------------------------------------------------------------------------------------------
  Technology Stock Subaccount(6)            $ 76          $102          $  N/A         $ N/A
  Small Cap Stock Subaccount(6)               75           101             N/A           N/A
  Small Cap Index Subaccount(6)               73            92             N/A           N/A
  Mid Cap Stock Subaccount(6)                 75           101             N/A           N/A
  Mid Cap Index Subaccount(6)                 72            90             N/A           N/A
  Capital Growth Subaccount(6)                75            99             N/A           N/A
  Large Company Index Subaccount(6)           72            90             N/A           N/A
  Balanced Subaccount(6)                      72            90             N/A           N/A
  High Yield Bond Subaccount(6)               73            92             N/A           N/A
  Bond Index Subaccount(6)                    72            90             N/A           N/A
  Opportunity Growth Subaccount               73            92             111           195
  FTI Small Cap Growth Subaccount(7)          78           109             N/A           N/A
  MFS Mid Cap Growth Subaccount(7)            77           106             N/A           N/A
  Mid Cap Growth Subaccount                   73            92             111           195
  World Growth Subaccount                     77           105             134           243
  FI All Cap Subaccount(7)                    78           108             N/A           N/A
  Growth Subaccount                           73            92             111           195
  MFS Investors Growth Subaccount(7)          76           104             N/A           N/A
  TRP Growth Stock Subaccount(7)              76           104             N/A           N/A
  Value Subaccount(7)                         74            98             N/A           N/A
  High Yield Subaccount                       73            92             111           195
  Income Subaccount                           73            92             111           195
  Limited Maturity Bond Subaccount(7)         73            92             N/A           N/A
  Money Market Subaccount                     73            92             111           195
-----------------------------------------------------------------------------------------------

Based on the maximum mortality and expense risk charge, if you do not surrender or annuitize your Contract, you would pay the following expenses:

   Subaccount                              1 year         3 years       5 years      10 years
-----------------------------------------------------------------------------------------------
  Technology Stock Subaccount(6)            $ 20          $ 63          $  N/A         $ N/A
  Small Cap Stock Subaccount(6)               20            61             N/A           N/A
  Small Cap Index Subaccount(6)               17            52             N/A           N/A
  Mid Cap Stock Subaccount(6)                 20            61             N/A           N/A
  Mid Cap Index Subaccount(6)                 16            50             N/A           N/A
  Capital Growth Subaccount(6)                19            60             N/A           N/A
  Large Company Index Subaccount(6)           16            50             N/A           N/A
  Balanced Subaccount(6)                      16            50             N/A           N/A
  High Yield Bond Subaccount(6)               17            52             N/A           N/A
  Bond Index Subaccount(6)                    16            50             N/A           N/A
  Opportunity Growth Subaccount               17            52              90           195
  FTI Small Cap Growth Subaccount(7)          23            70             N/A           N/A
  MFS Mid Cap Growth Subaccount(7)            22            67             N/A           N/A
  Mid Cap Growth Subaccount                   17            52              90           195
  World Growth Subaccount                     21            66             113           243
  FI All Cap Subaccount(7)                    22            69             N/A           N/A
  Growth Subaccount                           17            52              90           195
  MFS Investors Growth Subaccount(7)          21            64             N/A           N/A
  TRP Growth Stock Subaccount(7)              21            64             N/A           N/A
  Value Subaccount(7)                         19            58             N/A           N/A
  High Yield Subaccount                       17            52              90           195
  Income Subaccount                           17            52              90           195
  Limited Maturity Bond Subaccount(7)         17            52             N/A           N/A
  Money Market Subaccount                     17            52              90           195

-----------------------------------------------------------------------------------------------

Notes to Fee and Expense Table:

(1) A surrender charge is deducted only if a full or partial surrender occurs during the first six Contract Years; no surrender charge is deducted for surrenders occurring in
   Contract Years seven and later. The surrender charge will also be deducted at the time annuity payments begin, except under certain circumstances. Up to 10% of the Accumulated
   Value existing at the time the first surrender in a Contract Year is made may be surrendered without charge; only the Excess Amount will be subject to a surrender charge.
   The maximum charge is 6% of the Excess Amount and is in effect for the first Contract
   Year. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year.

(2) A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that Contract Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed
   Account that make up the Contract's Accumulated Value.

(3) The current charge for the mortality and expense risk charge is equal to an annual rate of 1.10%, and we guarantee that this charge will never exceed an annual rate of 1.25%.
   See Page 20.

(4) AAL/LB, the adviser, has agreed to pay on behalf of the Fund or to reimburse the Fund for all expenses in excess of 0.35% for the Bond Index and Money Market Portfolios and
   0.40% for the High Yield Bond Portfolio. AAL/LB also intends to reimburse all expenses in excess of the management fees for the Technology Stock, Small Cap Stock, Mid Cap Stock,
   Mid Cap Index, and Capital Growth Portfolios.  We can reduce or terminate this voluntary reimbursement upon 30-days' written notice to the Fund.  Absent the expense reimbursement, the total portfolio expenses for the period ended December 31, 2001 would have been:

                                                  Total
                                                 Annual
                                    Other         Fund
   Portfolio                       Expenses     Expenses
-----------------------------------------------------------------------------------------------
   AAL Technology Stock Portfolio   1.01%         1.76%
   AAL Small Cap Stock Portfolio     .65          1.35
   AAL Mid Cap Stock Portfolio       .75          1.45
   AAL Mid Cap Index Portfolio       .78          1.13
   AAL Capital Growth Portfolio      .39          1.04
   AAL High Yield Bond Portfolio     .25           .65
   AAL Bond Index Portfolio          .14           .49
-----------------------------------------------------------------------------------------------

   We may discontinue these expense reimbursements at any time.

(5) The amount shown for Fund Annual Expenses does not reflect a deduction for operating expenses of the Fund, other than the investment advisory fee, because we and our indirect parent company, AAL/LB, have agreed to reimburse the Fund for these operating expenses.
    For the fiscal year of the Fund ending December 31, 2001, the Fund was reimbursed approximately $4,026,766 for such operating expenses which would have represented approximately 0.05% of the average daily net assets of each of the Portfolios in the Fund without the reimbursements.  The Expense Reimbursement Agreement can be terminated at any time by the mutual agreement of the Fund, AAL/LB and LBVIP, but the Fund, AAL/LB and LBVIP
    currently contemplate that the Expense Reimbursement Agreement will continue so long as the Fund remains in existence.  If the Expense Reimbursement Agreement were terminated, the Fund would be required to pay these operating expenses, which would reduce the net investment return on the shares of the Fund held by the Subaccounts of the Variable
    Account.

(6) The Subaccount first became available on April 30, 2002, so the expenses are provided for only the one- and three-year periods.

(7) The Subaccount first became available on November 30, 2001, so the expenses are provided for only the one- and three-year periods.

Summary
-----------------------------------------------------------------------------------------------

Please refer to Appendix A at the end of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract.  The Summary is an introduction to various topics related to the Contract.  For more detailed information on each subject, refer to the appropriate Page numbers.

The Contract
Detailed explanations are provided in "The Contracts" (see Pages 15-19).

Issuance of a Contract. Lutheran Brotherhood Variable Insurance Products Company issues individual flexible premium variable annuity contracts.  In order to purchase a Contract, you must submit an application to us through one of our licensed representatives, who is also a registered representative of Lutheran Brotherhood Securities Corp. ("LBSC") or AAL Capital
Management Corporation ("AAL CMC"). The Contract is offered only in situations in which the
Annuitant is eligible for membership with AAL/LB, unless otherwise required by state law. The
Contract may be sold to or in connection with retirement plans which may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the
Contract are deferred until a selected later date.

The minimum acceptable initial premium is $600 on an annualized basis. We may, at our discretion, waive this initial premium requirement. You may make subsequent premiums under the Contract, but we may choose not to accept any subsequent premium less than $50.

Free Look Period. You have the right to return the Contract within 10 days after you receive
it.

Allocation of Premiums. You may allocate premiums under the Contract to one or more
Subaccounts of the Variable Account and to the Fixed Account.  Some of the Subaccounts may be
unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments have been elected, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the
Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by us. (See Appendix C.)

On the date we approve the Contract Owner's application, we will transfer from the general account the initial premium (after deduction of any required premium taxes) and any interest accrued during the underwriting period among the Subaccount(s) and/or Fixed Account according to the Contract Owner's instructions. See "The Contracts - Allocation of Premiums."
Subsequent premiums will be allocated among the Subaccounts and the Fixed Account in the same proportion as the initial premium, at the end of the Valuation Period in which we receive the subsequent premium.

Surrenders. If a Written Notice from you requesting a surrender is received on or before the
Maturity Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable surrender charge. Partial surrenders must be for at least $200, and may be requested only if the remaining Accumulated Value is not less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Maturity Date.

Transfers. On or before the Maturity Date, you may request the transfer of all or a part of your Contract's Accumulated Value to other Subaccounts or to the Fixed Account. The total amount transferred each time must be at least $200 (unless the total value in the Subaccount or the Fixed Account is less than $200, in which case the entire amount may be transferred).
We reserve the right to limit the number of transfers in any Contract Year; although, we will always allow at least two transfers a year. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one each Contract Year and must be made on or within
45 days after a Contract Anniversary. After the Maturity Date, you may, by Written Notice and
only once each Contract Year, change the percentage allocation of variable annuity payments among the available Subaccounts

Annuity Provisions
See Pages 22-23 for more details.

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis.

Federal Tax Status
For a description of the Federal income tax status of annuities, see Pages 24-26. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is includable in gross income.

Condensed Financial Information
Condensed financial information derived from the financial statements of the Variable
Account is contained in Appendix B.

Performance Related Information
The Variable Account may advertise certain performance-related information concerning the
Subaccounts.

Yields.  The Variable Account may advertise the Money Market Subaccount's "yield" and
"effective yield". Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Subaccount refers to the income generated by an investment in the Subaccount over a seven-day period (which period will be stated in the advertisement). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The annualized current yield and effective yield for the seven-day base period ended December 31, 2001, was 0.63% and 0.63%, respectively. For more information, see the Statement of Additional Information.

The Variable Account may also advertise for the other Subaccounts' yield quotations based on a 30-day (or one month) period, which is computed by dividing the net investment income per
Accumulation Unit earned during the period (the net investment income earned by the Portfolio attributable to shares owned by the Subaccount less expenses incurred during the period) by the maximum offering price per Accumulation Unit on the last day of the period. The current yield for the 30-day base period ended December 31, 2001 for the High Yield Subaccount was
9.89%. The current yield for the same 30-day base period for the Income Subaccount was 4.41%.
For more information, see the Statement of Additional Information.

Total Returns.  From time to time, we may advertise the average annual total return quotations for the Subaccounts for the 1-, 5- and 10-year periods computed by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods. If the assumed investment has less than 10 years of performance history, the total return will be shown from commencement of operations.

The average annual total returns for the 1-year, 5-year, and 10-year periods through
December 31, 2001 and for the period from commencement of operations through December 31,
2001 for the Subaccounts are as follows:

                                    Inception                                    Since
   Subaccount                          Date     1 Year    5 Year    10 Year   Inception
-----------------------------------------------------------------------------------------------
Opportunity Growth Subaccount       1/18/96     -23.30%   -2.22%     N/A%       1.05%
Mid Cap Growth Subaccount           1/30/98     -24.92      N/A       N/A       9.29
World Growth Subaccount             1/18/96     -26.13    -0.18       N/A       1.50
Growth Subaccount                    3/8/88     -24.35    11.40     12.18        N/A
High Yield Subaccount                3/8/88      -9.81    -2.43      4.85        N/A
Income Subaccount                    3/8/88       0.46     5.13      5.90        N/A
Money Market Subaccount             2/18/88      -2.70     3.64      3.57        N/A
-----------------------------------------------------------------------------------------------

The average annual total return quotations assume a steady rate of growth. Actual performance fluctuates and will vary from the quoted results for periods of time with the quoted periods.
The average annual total return quotations do not include the annual administrative charge of
$30 deducted from any Contract for which the total of premiums paid under such Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000.
Inclusion of the administrative charge would reduce the total return figures shown above. The average annual total return quotations assume applicable surrender charges upon surrender.
Premium taxes may apply depending on various states' laws. For more information, see the
Statement of Additional Information.

LBVIP and the Variable Account

LBVIP
We issue the contracts. We were organized in 1982 as a stock life insurance company incorporated under the laws of the State of Minnesota. We are currently licensed to transact life insurance business in 42 states and the District of Columbia.

To help us meet capitalization requirements of various states, AAL/LB, our indirect parent company, has invested approximately $115.8 million in LBVIP. AAL/LB may invest additional amounts in LBVIP in the future but is not currently legally obligated to do so. The assets of
AAL/LB do not support the benefits payable under the Contracts described in this Prospectus.

We are subject to regulation by the Insurance Division of the State of Minnesota as well as by the insurance departments of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account
The Variable Account is a separate account established by our Board of Directors in 1987 pursuant to the laws of the State of Minnesota. The Variable Account meets the definition of a "separate account" under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices of the
Variable Account.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Minnesota laws under which the Variable Account was established provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. We may transfer to our general account assets of the Variable
Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable
Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

Investment Options
-----------------------------------------------------------------------------------------------

Variable Investment Options

You may allocate the premiums paid under the Contract to one or more of the Subaccounts of the Variable Account. We invest the assets of each Subaccount in corresponding Portfolios of the Funds. The Subaccounts and corresponding Portfolios of the Funds are:

Subaccount                           Corresponding Portfolio
Technology Stock Subaccount          AAL Technology Stock Portfolio
Small Cap Stock Subaccount           AAL Small Cap Stock Portfolio
Small Cap Index Subaccount           AAL Small Cap Index Portfolio
Mid Cap Stock Subaccount             AAL Mid Cap Stock Portfolio
Mid Cap Index Subaccount             AAL Mid Cap Index Portfolio
Capital Growth Subaccount            AAL Capital Growth Portfolio
Large Company Index Subaccount       AAL Large Company Index Portfolio
Balanced Subaccount                  AAL Balanced Portfolio
High Yield Bond Subaccount           AAL High Yield Bond Portfolio
Bond Index Subaccount                AAL Bond Index Portfolio
Opportunity Growth Subaccount        Opportunity Growth Portfolio
FTI Small Cap Growth Subaccount      FTI Small Cap Growth Portfolio
MFS Mid Cap Growth Subaccount        MFS Mid Cap Growth Portfolio
Mid Cap Growth Subaccount            Mid Cap Growth Portfolio
World Growth Subaccount              World Growth Portfolio
FI All Cap Subaccount                FI All Cap Portfolio
Growth Subaccount                    Growth Portfolio
MFS Investors Growth Subaccount      MFS Investors Growth Portfolio
TRP Growth Stock Subaccount          TRP Growth Stock Portfolio
Value Portfolio                      Value Portfolio
High Yield Subaccount                High Yield Portfolio
Income Subaccount                    Income Portfolio
Limited Maturity Bond Subaccount     Limited Maturity Bond Portfolio
Money Market Subaccount              Money Market Portfolio

Each of the Portfolios of AAL Variable Products Series Fund, Inc. has an investment objective as described below:

AAL Technology Stock Portfolio. To seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

AAL Small Cap Stock Portfolio. To seek long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

AAL Small Cap Index Portfolio. To strive for capital growth that approximates the performance of the S&P SmallCap 600 Index* by investing primarily in common stocks of the index.

AAL Mid Cap Stock Portfolio. To seek long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.

AAL Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P
MidCap 400 Index* by investing primarily in common stocks comprising the Index.

AAL Capital Growth Portfolio. To seek long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

AAL Large Company Index Portfolio. To strive for investment results that approximate the performance of the S&P 500* Index by investing primarily in common stocks of the Index.

AAL Balanced Portfolio. To seek capital growth and income by investing in a mix of common stocks, bonds and money market instruments.  Securities are selected consistent with the policies of the AAL Large Company Index and AAL Bond Index Portfolios.

AAL High Yield Bond Portfolio. To strive for high current income and secondarily capital growth by investing primarily in high-risk, high yield bonds commonly referred to as "junk bonds."

AAL Bond Index Portfolio. To strive for investment results similar to the total return of the
Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

* "Standard & Poor's(R)", "S&P(R)", "Standard & Poor's 500", "500", "Standard & Poor's SmallCap
600 Index", "S&P SmallCap 600 Index", "Standard & Poor's MidCap 400 Index" and "S&P MidCap
400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us.  The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and
Standard & Poor's makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of AAL Variable Product Series
Fund, Inc. which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

Each of the Portfolios of LB Series Fund, Inc. has an investment objective as described below:

Opportunity Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of smaller capitalization common stocks.

FTI Small Cap Growth Portfolio. To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

MFS Mid Cap Growth Portfolio. To achieve long-term growth of capital by investing primarily in a non-diversified portfolio of common stocks of companies with medium market capitalizations.*

Mid Cap Growth Portfolio. To achieve long term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of companies with medium market capitalizations.

World Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S.
companies.

FI All Cap Portfolio. Seeks long-term growth of capital.

Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

MFS Investors Growth Portfolio. To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

TRP Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Value Portfolio. To achieve long-term growth of capital.

High Yield Portfolio. To achieve a higher level of income through investment in a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments. The Portfolios will also consider growth of capital as a secondary objective.

Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate-
and long-term fixed income securities.

Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

We cannot assure that the Portfolios of the Funds will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the Funds'
various Portfolios. A full description of the Funds and their investment objectives, policies and restrictions, expenses, risks associated with investing in the Funds' Portfolios and other aspects of the Funds' operations is contained in the accompanying prospectuses for the
Funds, which should be carefully read in conjunction with this Prospectus.

As custodian for the Variable Account, we will hold shares of the Funds purchased by each
Subaccount of the Variable Account.

The Funds are designed to provide an investment vehicle for variable annuity and variable life insurance contracts. Shares of the Funds are sold to other insurance company separate accounts of LBVIP and separate accounts of our indirect parent, AAL/LB.  The Funds may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for LBVIP and AAL/LB to invest simultaneously in the Funds, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The management of the Funds intends to monitor events in order to identify any material conflicts between such contract owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

     o  Changes in state insurance laws.
     o  Changes in Federal income tax law.
     o  Changes in the investment management of the Fund.
     o  Differences in voting instructions between those given by the contract owners from the different separate accounts.

* The MFS Mid Cap Growth Portfolio is a non-diversified mutual fund. This means that the
Portfolio may invest a relatively high percentage of its assets in a small number of issuers and is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified Portfolio.

If we believe the response of one or both Funds to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of the Funds' shares by one or more of the separate accounts, which could have adverse consequences.

The Funds are registered with the SEC under the 1940 Act as diversified, open-end management investment companies (commonly called "mutual funds"). This registration does not involve supervision by the SEC of the management or investment practices or policies of the Funds.
Shares of the Funds may be sold to other separate accounts, and the Funds may in the future create new Portfolios.

The Variable Account will purchase and redeem shares from the Funds at net asset value.
Shares will be redeemed to the extent necessary for us to collect charges under the
Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of either Fund will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

Investment Management
AAL/LB acts as investment adviser for the Portfolios of the Funds and is a registered investment adviser under the Investment Advisers Act of 1940. AAL Variable Product Series
Fund, Inc. and AAL/LB have engaged the following investment subadvisers:

 o Pacific Investment Management Company ("PIMCO") serves as subadviser for the AAL High Yield
   Bond Portfolio.

AAL Variable Product Series Fund, Inc. and AAL/LB pay PIMCO an annual fee for its subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

LB Series Fund, Inc. and AAL/LB have engaged the following investment subadvisers:

o  Franklin Advisers, Inc. serves as subadviser for the FTI Small Cap Growth Portfolio.

o  Massachusetts Financial Services Company serves as subadviser for the MFS Mid Cap Growth
   Portfolio and the MFS Investors Growth Portfolio.

o  T. Rowe Price International, Inc., serves as subadviser for the World Growth Portfolio.

o  Fidelity Management & Research Company serves as subadviser for the FI All Cap Portfolio.
   FMR Co., Inc. serves as the Portfolio's sub-subadviser.

o  T. Rowe Price Associates, Inc. serves as subadviser for the TRP Growth Stock Portfolio.

LB Series Fund, Inc. and AAL/LB pay each of the above Subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional
Information for the Fund.

Addition, Deletion or Substitution of Investments
We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable
Account may purchase. If Portfolio shares of the Funds are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable
Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of one of the Funds or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new
Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract
Owners on a basis to be determined by us.

If any of these substitutions or changes are made, we may by appropriate endorsement change the Contract to reflect the substitution or change. If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940
Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other separate accounts of ours.

The Contracts
-----------------------------------------------------------------------------------------------

Purchasing a Contract
You purchase a Contract by submitting an application to us through one of our licensed representatives who is also a registered representative of LBSC or AALCMC. In your application you select the features of your Contract, including:

o The amount of your initial premium. This premium must be at least $600 on an annualized basis, though we may choose to waive this requirement.
o How you plan to pay premiums after the initial premium. We may require any such premium to be at least $50.
o How you want your premiums allocated among the Subaccount(s) and/or Fixed Account.
o Your age at the time you want annuity payments to begin. This will establish the Maturity
  Date, which must be a Contract Anniversary at least three years after the Date of Issue.
o The beneficiary to receive the benefit payable upon the death of the Annuitant.

Processing Your Application
We will process your application after we have received both it and your initial premium.
Your contract's Date of Issue will be the date on which we receive the initial premium. If we determine that your application is in good order, we will approve it within two days after the Date of Issue. If we determine that the application is not in good order, we will attempt to complete it within five business days. If the application is not complete at the end of this period, we will tell you the reason for the delay and inform you that we will return the initial premium to you unless you specifically consent to our keeping it until the application is complete.

Allocation of Premium
If we approve your application on the Date of Issue, we will allocate the initial premium among the Subaccount(s) and/or the Fixed Account according to your application on that date.
Otherwise, we will deposit your initial premium in our general account where it will earn interest at a rate which we determine. The interest and any cost of crediting interest will be paid by us, not other Contract Owners. On the date we approve your application, we will allocate your initial premium (including any interest earned while in the general account)
among the Subaccount(s) and/or the Fixed Account according to your application. If any premium taxes are required, we will deduct them from the initial premium prior to making any allocation among the Subaccount(s) and/or the Fixed Account.

The allocation percentages which you select must be in whole numbers and their sum must be
100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums which you pay after the initial premium are allocated at the end of the
Valuation Period in which we receive them using the allocation percentages specified in your application. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or, if you have completed the Telephone Transaction
Authorization Form, by telephone. Any change will apply to all future premiums unless you request another change.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Free Look Period
After you receive your contract, you have a "free look" period of 10 days (20 days in Nevada and North Carolina; 30 days if you are age 60 or over and reside in California) to decide if you want to keep it. If you decide to cancel the contract within the free look period, you may do so by returning it to us or to the representative through whom you bought it. When we receive the contract at our office located at 625 Fourth Avenue South, Minneapolis, Minnesota
55415, we will cancel it and refund to you an amount which depends on the state in which your contract was issued.

In Michigan, North Carolina, Nevada, South Carolina and Washington, we will refund all premiums which you have paid. In Pennsylvania, we will refund the sum of:

(a) The difference between the premiums paid and the amounts allocated to the Variable and
    Fixed Accounts; and
(b) The Accumulated Value on the day the contract is first received by us or our representative.

In all other states, we will refund the sum of:

 (a) The Accumulated Value on the date the returned contract is received by us or our representative;
 (b) Any charges we made for premium taxes; and
 (c) The amount attributable to your contract for risk charges and taxes, if any, deducted from the Variable Account, and for advisory fees charged against the net asset value in the Fund portfolios.

In addition to the "free look" period described, the Employee Retirement Income Security Act of 1974 ("ERISA") grants certain revocation rights to contracts issued as individual retirement annuities ("IRA's). If your contract is an IRA and you revoke it under the rights granted by ERISA, we will refund all premiums which you have paid regardless of the state in which the contract was issued.

Accumulated Value, Accumulation Units and Accumulation Unit Value.

Accumulated Value. Your Contract's value is expressed as its Accumulated Value. On or before the Maturity Date, Your Contract's Accumulated Value is the sum of:

 o The amount which your contract has in the Fixed Account; and
 o The amounts which your contract has in each of the Subaccounts. Amounts in the Subaccounts are calculated at the end of each Valuation Period as follows:
 o First, we calculate the Accumulation Unit Value for each Subaccount. This calculation recognizes those actions and events occurring during the current Valuation Period which affect the total dollar value of the Subaccount without affecting the number of
   Accumulation Units held by the Subaccount. (See "Accumulation Unit Value" below.)
 o Next, Contract transactions for the current Valuation Period are made. These transactions in and out of each Subaccount are done in terms of buying and selling Accumulation Units of the Subaccount at the current (i.e. newly-calculated) Accumulation Unit Value for the
   Subaccount.
 o Finally, we calculate the amount which your contract has in each Subaccount by multiplying your number of Accumulation Units in the Subaccount by the current
   Accumulation Unit Value for the Subaccount.

The Accumulated Value calculated at the end of a Valuation Period applies to all days in that period, including days which are not Valuation Days. Your Contract's Accumulated Value will reflect the investment experience of the chosen Subaccounts of the Variable Account, any amount of value in the Fixed Account, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum
Accumulated Value, and, because a Contract's Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Accumulation Units. Transactions in and out of a Subaccount are made by buying or selling
Accumulation Units of the Subaccount at the Subaccount Accumulation Unit Value.

Your contract buys Accumulation Units in a Subaccount when:

o You allocate premiums to that Subaccount; or
o You transfer Accumulated Value into that Subaccount from another Subaccount or from the
  Fixed Account.

Accumulation Units in a Subaccount are sold when:

 o You transfer Accumulated Value out of that Subaccount into another Subaccount or the Fixed
   Account;
 o You make a surrender from that Subaccount; or
 o We deduct all or part of the Administrative Charge from that Subaccount.

Accumulation Unit Value. A Subaccount's Accumulation Unit Value is the unit price that is used whenever Accumulation Units of the Subaccount are bought or sold. Accumulation Unit
Values may increase or decrease at the end of each Valuation Period. We re-determine the
Accumulation Unit Value for each Subaccount at the end of each Valuation Period before making any transactions for that period that would affect the number of units held in the
Subaccount. Each Subaccount's Accumulation Unit Value is calculated as the total dollar value of that Subaccount divided by the total number of Accumulation Units held by that Subaccount for all contracts (including Accumulation Units held as reserves for variable annuities). The total dollar value of a Subaccount is:

(a) the net asset value of the corresponding Portfolio of the Subaccount at the end of the current Valuation Period, plus
(b) the amount of any dividend or capital gain distribution declared by the Portfolio if the
    "ex-dividend" date occurs during the current Valuation Period, plus or minus
(c) a charge or credit for any taxes reserved which we determine to be a result of the investment operation of the Portfolio, minus
(d) the mortality and expense risk charge. This charge is currently  0.003014% (but guaranteed never to exceed 0.003425%) of the net assets of the Subaccount for each day during the current Valuation Period (see 20).

Minimum Accumulated Value
We require your contract to maintain a minimum Accumulated Value. The amount which must be maintained depends on your premium paying history as follows:

(a) At the end of any 24-month period in which you pay no premiums, your Accumulated Value must be at least $1000 after all contract charges have been applied.

 (b) If you pay at least one premium every 24-months, we require only that the Accumulated
Value always be sufficient to cover the contract's administrative charge (see Page 20).

If we know that your contract will not meet these requirements on an upcoming Contract
Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the contract in force. If you fail to pay at least that amount, we will terminate your contract on the Contract Anniversary. If we do so because your contract failed to meet Requirement (a), we will pay you the remaining Accumulated
Value. If your contract fails to meet Requirement (b), your contract terminates without value.

Death Benefit Before the Maturity Date
If the Annuitant dies before the Maturity Date, the Beneficiary will be entitled to receive the contract's death benefit.

The amount of the death benefit will be the greatest of:

o  The Accumulated Value on the date we calculate the death benefit
o  The sum of all premiums we received for the contract, less the amount of all partial surrenders (including any applicable charges) which you made
o  The Accumulated Value on the preceding Minimum Death Benefit Date plus the sum of the premiums we received for the contract after that date, less the amount of any partial surrenders (including any applicable charges) which you made after that date. The first
   Minimum Death Benefit Date is the Date of Issue of this contract. Thereafter, Minimum Death
   Benefit Dates occur every six years on the Contract Anniversary.

We calculate the death benefit on the later of:

(a) The date we receive proof of the Annuitant's death; and
(b) The date we receive a written request from the Beneficiary for either a single sum payment or a settlement option.

If the Beneficiary requests a single sum payment, we will pay the death benefit within seven days after the date we calculate it. If the beneficiary requests a settlement option, it must be an option that you could have selected before the Maturity Date, and the option must provide that either:

(a) The principal and interest are completely distributed within five years after the date of death; or
(b) If the beneficiary is a natural person, distribution of the principal and interest is made by means of a periodic payment which begins within one year after the date of death and is not guaranteed for a period which extends beyond the life expectancy of the beneficiary.

If we do not receive a written request from the beneficiary within one year from the date of the Annuitant's death, we will deem the Beneficiary to have requested a single sum payment.
Any proceeds not subsequently withdrawn will be paid in a lump sum on the date five years after the date of death. (If the Beneficiary is your spouse, he or she may, to the extent permitted by law, elect to continue the contract in force, in which case your spouse will become and be treated as the Annuitant.)

If your contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the contract or the plan documents. Purchasers acquiring contracts pursuant to Qualified
Plans should consult qualified pension or tax advisers.

Death Benefit After the Maturity Date
If the annuitant dies while we are paying you an annuity income under a settlement option, any death benefit payable will depend on the terms of the settlement option. If a death benefit is payable, the beneficiary may elect to receive the proceeds in the form of a settlement option, but only if the payments are paid at least as rapidly as payments were being paid under the settlement option in effect on the date of death. If your contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply.

Surrender (Redemption)
On or before the Maturity Date, you may surrender all or part of your contract's Accumulated
Value by giving us Written Notice. Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made. The proceeds will be the amount surrendered less any surrender charge and premium tax due (see Page 20.)

A surrender reduces your Accumulated Value by the amount surrendered. For amounts surrendered from a Subaccount, this is done by selling Accumulation Units of the Subaccount. For partial surrenders, we allocate the surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. With our approval, you may specify a different allocation for a partial surrender.

A partial surrender must be at least $200 and must not reduce the remaining Accumulated Value to less than $1,000. When you request a partial surrender, you specify the amount which you want to receive as a result of the surrender. If there are no surrender charges, withholding taxes or premium taxes associated with the surrender, the amount surrendered will be the amount which you request. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the surrender charge and any withholding and premium taxes.

After the Maturity Date, your contract does not have an Accumulated Value which can be surrendered. However, if you are receiving annuity payments under certain settlement options, surrender may be allowed. Surrender is not allowed if your settlement option involves a life income or if you agreed not to revoke or change the option once annuity payments begin. For other settlement options, the amount available for surrender will be the commuted value of any unpaid annuity payments computed on the basis of the assumed interest rate incorporated in the annuity payments.

For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Pages 24-26.

Transfers
On or before the Maturity Date, you may request the transfer of all or a part of your contract's Accumulated Value among the Subaccounts of the Variable Account and the Fixed
Account. You can request a transfer in two ways:

1) By giving us written notice.
2) By telephone after completing a Telephone Transfer Authorization Form.

We will make the transfer without charge at the end of the Valuation period during which we receive your request. For transfers from the Fixed account to a Subaccount of the Variable
Account, the amount taken from the Fixed Account is used to buy Accumulation Units of the chosen Subaccount. For transfers from a Subaccount, Accumulation Units of the Subaccount are sold and the resulting dollar amount is, depending on your request, either transferred to the
Fixed Account or used to buy Accumulation Units of another Subaccount.

Transfers are subject to the following conditions:

o  The total amount transferred must be at least $200. However, if the total value in a
   Subaccount or the Fixed Account is less than $200, the entire amount may be transferred.
o  We reserve the right to limit the number of transfers in each Contract Year. However, we will always allow at least two transfers per Contract Year. (For contracts issued in Texas, we allow twelve transfers per Contract Year.)
o  In any Contract Year, only one of your allowed transfers may be from the Fixed Account. Any transfer from the Fixed Account must be made on or within 45 days after a Contract
   Anniversary.

Transfers will also be subject to any conditions which the Portfolio whose shares are involved may impose.

After the Maturity Date, you may, by Written Notice and only once each calendar quarter, change the percentage allocation of variable annuity payments among the available
Subaccounts.

Telephone Transfers
Telephone transfers are available when you complete the Telephone Transaction Authorization
Form. If you elect to complete the Telephone Transaction Authorization Form, you thereby agree that we, our agents and employees will not be liable for any loss, liability cost or expense when we, our agents and employees act in accordance with the telephone transfer instructions that have been properly received and recorded on voice recording equipment. If a telephone authorization or instruction, processed after you have completed the Telephone
Transaction Authorization Form, is later determined not to have been made by you or was made without your authorization, and a loss results from such unauthorized instruction, you bear the risk of this loss. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

Special Transfer Service - Dollar Cost Averaging
We administer a dollar cost averaging program which enables you to pre-authorize the periodic transfer of predetermined dollar amounts from the Money Market Subaccount to as many of the other Subaccounts or to the Fixed Account as you specify. This program is generally suitable if you are making a substantial deposit to your Contract and wish to use the other
Subaccounts or the Fixed Account investment option, but desire to control the risk of investing at the top of a market cycle. This program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that the Variable Account will gain in value, nor will it protect against a decline in value if market prices fall. However, if you can continue to invest regularly throughout changing market conditions, it can be an effective strategy to help meet your long-term goals.

If you are interested in the dollar cost averaging program you may obtain an application and full information concerning the program and its restrictions from us. If you enter into a dollar cost averaging agreement with us, it will continue until the amount in the Money
Market Subaccount is exhausted or you terminate the agreement.

Assignments
Assignment is the transfer of contract ownership from one party to another. If a Contract is used in a Qualified Plan and the Contract Owner is a trust, custodian or employer, then the
Contract Owner may transfer ownership to the Annuitant. Otherwise, the Contract may not be
sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than LBVIP.

If the Contract is not used in a Qualified Plan, then ownership may be transferred, but not to a natural person, and the Contract may be assigned as Collateral.

We are not bound by an assignment unless it is in writing and filed at our office located at
625 Fourth Avenue South, Minneapolis, Minnesota 55415. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. (See Pages 24-26.)

Contract Owner, Beneficiaries and Annuitants
Unless another owner is named in the application, the Annuitant is the owner of the Contract and may exercise all of the owner's rights under the Contract.

The Contract Owner may name a Beneficiary to receive the death benefit payable under the
Contract. If the Beneficiary is not living on the date payment is due or if no Beneficiary has been named, the death benefit will be paid to the estate of the Annuitant.

The owner may change the Beneficiary by giving us Written Notice of the change. The change will not be effective until we receive your Written Notice at our office located at 625
Fourth Avenue South, Minneapolis, Minnesota 55415. Once we receive it, the change will be effective as of the date on which you signed the notice. However, the change will not affect any payments made or actions taken by us before we received your notice, and we will not be responsible for the validity of any change.

Charges and Deductions
-----------------------------------------------------------------------------------------------

Surrender Charge (Contingent Deferred Sales Charge)
We do not deduct a charge for sales expenses from premiums at the time premiums are paid.
Instead, we deduct a charge at the time you surrender all or part of the your Accumulated
Value. This surrender charge applies only during the first six Contract Years. During those years, we calculate the surrender charge as a percentage of the amount which you surrender, subject to certain exceptions noted below.

Surrender Charges
         Contract Year       Percent Applied
------------------------------------------------
              1                    6%
              2                    5
              3                    4
              4                    3
              5                    2
              6                    1
------------------------------------------------

After Contract Year six there is no charge for making surrenders. In addition, during the first six Contract Years we will limit or waive surrender charges as follows:

o Cumulative Percent-of-Premium Limit.  For all surrenders, we will limit the Surrender
  Charge so that on any date, the sum of all surrender charges applied to that date will not exceed 6.5% of the total of premiums you have paid to that date.

o Surrenders Paid Under Certain Settlement Options.  For surrenders which you make after
  Contract Year 3, there is no surrender charge applied to amounts which you elect to have paid under:

  1) A settlement option for a fixed amount or a fixed period (including Option 3V described on Page 22) if the payments will be made for at least five years and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.

  2) Options which involve a life income, including Option 4V described on Page 22.

o Ten Percent Free Each Contract Year.  In each Contract Year, you may surrender without a
  Surrender Charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This "Ten Percent Free" is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of
  Accumulated Value which you may surrender without charge in the fourth Contract Year is 10%, not 40%.

o Total Disability of the Annuitant. There is no surrender charge if the Annuitant is totally disabled (as defined in your contract) on the date of a surrender.

Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Pages 24-26.

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss;
conversely, if the amount of such charges proves more than enough, we will retain the excess
(see "Sufficiency of Charges" below). We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Administrative Charge
Your Contract includes an annual administrative charge of $30 (or less, if required by the state where your contract is issued) to help us cover the expenses we incur in administrating your contract, the Variable Account and the Subaccounts.  On each Contract Anniversary prior to and including the Maturity Date, we will determine if this charge will be applied to your contract.  We apply the charge only on Contract Anniversaries on which the sum of premiums you have paid less the amount of any Partial Surrenders you have made is less than $5,000 and the Accumulated Value is less than $5,000.  We deduct the charge from your Accumulated Value, allocating the deduction among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage.  Any such deduction from a Subaccount is made by selling Accumulation Units of the Subaccount.  With our approval, you may specify a different allocation for the administrative charge.

Mortality and Expense Risk Charge
We assume certain financial risks associated with the contracts.  Those risks are of two basic types:

o  Mortality Risk. This includes our risk that (1) Death Benefits paid before the Maturity
   Date will be greater than the Accumulated Value available to pay those benefits, and (2)
   annuitant payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.

o  Expense Risk. This is the risk that the expenses, with respect to the Contracts, will exceed Contract charges.

As compensation for assuming these risks, we deduct a daily mortality and expense risk charge from the average daily net assets in the Variable Account.  The current charge (0.003014% per day) is equal to an annual rate of 1.10% (approximately 0.80% for mortality risk and 0.30%
for expense risk) of the average daily net assets of each Subaccount in the Variable Account.
We may change this charge in the future, but we guarantee that it will never exceed an annual rate of 1.25% (0.003425% per day).

If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risk assumed by us, we will bear the loss. We will not reduce annuity payments or increase the administrative charge to compensate for the insufficiency. If the mortality and expense risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See "Sufficiency of Charges" below.

Expenses of the Funds
Because the Variable Account purchases shares of the Funds, the net assets of the Variable
Account will reflect the investment advisory fees or other expenses incurred by the Funds.
See Pages 4-5 and the accompanying current Prospectuses of the Funds.

Premium Taxes
We may deduct a charge for premium taxes. Premium taxes vary from state to state and are subject to change. In many jurisdictions, there is no tax at all. Various states and other governmental entities levy a premium tax, currently ranging from .5% to 3.5%, on annuity contracts issued by insurance companies. If premium taxes are applicable to a Contract, they will be deducted, depending on when such taxes are paid to the taxing authority, either (a)
from premiums as they are received, or (b) from the Accumulated Value upon (i) a partial or total surrender of the Contract or (ii) application of the Accumulated Value to a settlement option at the Maturity Date.

Other Taxes
Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Pages 24-26.

Sufficiency of Charges
If the amount of all charges assessed in connection with the contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our general account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the
Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

Annuity Provisions
-----------------------------------------------------------------------------------------------

Maturity Date
The Maturity Date is the date on which we begin paying you your contract's annuity income.
This date is based on the maturity age which you specify in your application.  You may change the Maturity Date by giving us Written Notice at least 30 days before both the Maturity Date currently in effect and the new Maturity Date.  The new date selected must satisfy our requirements for a Maturity Date and any requirements that may be imposed by the state in which your contract was issued.

Maturity Proceeds
The proceeds available on the Maturity Date will be the amount provided by surrendering your contract's entire Accumulated Value on that date.  If the Maturity Date occurs within the first six Contract Years, surrender charges will be deducted from the Accumulated Value if they apply.  Premium taxes will also be deducted if they apply.  See Page 21.

We will pay you the proceeds at maturity according to the annuity settlement option which you select.  However, we will pay the proceeds in a single sum if the Accumulated Value on the
Maturity Date is less than $2,000 or if you elect to receive the proceeds in a single sum.
If we pay you proceeds in a single sum, your contract will terminate on the Maturity Date.

If you have not selected either a settlement option or a single sum payment by the Maturity
Date, we will pay proceeds of $2,000 or more using a fixed annuity, life income with 10-year guarantee period.

Settlement Options
You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis. You may change your choice of settlement option by giving us Written Notice at least 30 days before the Maturity Date.

The fixed annuity settlement options available to you are described in your contract but are not summarized here. The variable annuity settlement options which your contract offers are as follows:

Option 3V - Income for a Fixed Period. Under this option, we pay an annuity income for a fixed number of years, not to exceed 30.

Option 4V - Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the Beneficiary. You may select a guaranteed period of 10 or 20 years. You may not revoke or change the option once annuity payments begin.

In addition to these options, proceeds may be paid under any other settlement option which you suggest and to which we agree.

Frequency of Annuity Payments
Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. If annuity payments would be or become less than
$25 ($20 for contracts issued in the state of Texas) if a single settlement option is chosen, or $25 ($20 for contracts issued in the state of Texas) on each basis if a combination of variable and fixed options is chosen, we may change the frequency of payments to intervals that will result in payments of at least $25 ($20 for contracts issued in the state of Texas)
each from each option chosen.

Amount of Variable Annuity Payments
The amount of the first variable annuity payment is determined by applying the proceeds to be paid under a particular settlement option to the annuity table in the contract for that option. The table shows the amount of the initial annuity payment for each $1,000 applied.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Maturity Date to establish the number of Annuity
Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value (see "Subaccount Annuity Unit Value"
below) with respect to such Subaccount at the end of the last Valuation Date of the period with respect to which the payment is due. If the payment is based upon the Annuity Unit
Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity tables in the contracts are based on the mortality table specified in the contract. Under these tables, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

Subaccount Annuity Unit Value
A Subaccount's Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period before making any transactions for that period that would affect the number of units held in the Subaccount. Each Subaccount's Annuity Unit Value is equal to (a)
times (b) times (c) where:

(a) Is that Subaccount's Annuity Unit Value at the end of the immediately preceding Valuation
    Period.
(b) Is that Subaccount's investment factor for the current Valuation Period.
(c) Is a discount factor equivalent to an assumed investment earnings rate of 3 1/2% per year.

The investment factor used in (b) measures the investment performance of the Subaccount during the Valuation Period. It is equal to the Subaccount's Accumulation Unit Value at the end of the Valuation Period divided by the Subaccount's Accumulation Unit Value at the end of
the immediately preceding Valuation Period.

The discount factor used in (c) offsets the effect of the assumed investment earnings rate of
3.5% per year that is built into the annuity tables in the contracts. This means that, if the investment factor calculated in (b) were equivalent to an annual rate of 3.5%, (b) times (c)
would be equal to one, the Annuity Unit Value would remain constant and the corresponding annuity payments would be level.

General Provisions
-----------------------------------------------------------------------------------------------

Postponement of Payments
We may defer payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:

(a) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or
(b) An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets. Transfers and allocations of Accumulated
    Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

Payment by Check
If a payment which we make to you depends on the premiums you pay by check, our payment may be delayed until your check has cleared your bank.

Date of Receipt
Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our office located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415, in proper form unless received (1) after the close of the New York Stock Exchange, or (2) on a date which is not a Valuation Date.  In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Reports to Contract Owners
At least once each year we will send you a report showing the value of your contract.  The report will include the Accumulated Value and any additional information required by law.
Values shown will be for a date no more than two months prior to the date we mail the report.

Contract Inquiries
Inquiries regarding a contract may be made by writing to us at our  office located at 625
Fourth Avenue South, Minneapolis, Minnesota 55415.

Federal Tax Status
-----------------------------------------------------------------------------------------------

Introduction
The ultimate effect of Federal income taxes on a Contract's Accumulated Value, on annuity payments and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary
depends upon the tax status of such person, LBVIP, and, if the Contract is purchased under a retirement plan, upon the type of retirement plan and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion contained herein is based on our understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of continuation of these interpretations by the Internal Revenue Service. We do not make any guarantee regarding the tax status of any Contract. Each person concerned should consult a qualified tax adviser.

Our Tax Status
We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended
(the "Code"). Although the Variable Account is not a separate entity from LBVIP and its operations form a part of LBVIP, the Code in effect provides that the income and gains and losses from separate account investments are not income to the insurance company issuing the variable contracts so long as the contracts and the separate account meet certain requirements set forth in the Code. Because the Contracts and the Variable Account intend to meet such requirements, we anticipate no tax liability resulting from the Contracts, and consequently no reserve for income taxes is currently charged against, or maintained by us with respect to the Contracts.

We may also incur state and local taxes, in addition to premium taxes, in several states. At present, these taxes are not significant. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account may be made.

Taxation of Annuities in General
Section 72 of the Code governs taxation of annuities in general.

Contracts Held by Individuals. An individual Contract Owner is not taxed on increases in the value of a Contract until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

Upon receipt of a single sum payment or of an annuity payment under the Contract, the recipient is taxed on the portion of such payment that exceeds the investment in the Contract.

For single sum payments, the taxable portion is generally the amount in excess of the premiums paid under the Contract. Such taxable portion is taxed at ordinary income tax rates.
The investment in the Contract is not affected by loans or assignments of the Contract but is increased by any amount included in gross income as a result of the loan or assignment.
Payments in partial or full surrender of a Contract generally will be taxed as ordinary income to the extent that the Accumulated Value exceeds the taxpayer's investment in the
Contract. An assignment of the Contract (other than a gift to the Contract Owner's spouse or incident to a divorce) or the use of the Contract as collateral for a loan will be treated in the same manner as a surrender.

For annuity payments, the taxable portion is generally determined by a formula which establishes the ratio that the investment in the Contract bears to the expected return under the Contract as of the Maturity Date. Where annuity payments are made under certain Qualified
Plans, the portion of each payment that is excluded from gross income will generally be equal to the total amount of any investment in the Contract as of the Maturity Date, divided by the number of anticipated payments, which are determined by reference to the age of the
Annuitant. The taxable portion is taxed at ordinary income tax rates. For certain types of
Qualified Plans there may be no investment in the Contract within the meaning of Section 72 of the Code. In such event, the total payments received may be taxable. Contract Owners,
Annuitants and Beneficiaries under such Contracts should seek qualified tax and financial advice about the tax consequences of distributions under the retirement plan in connection with which such Contracts are purchased.

Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in an additional tax of 10% of the amount of the distribution which is includable in gross income. The penalty tax will not apply if the distribution is made as follows:
(1) in connection with death or disability as described in Section 72(q)(2) of the Code;
(2) from certain Qualified Plans;
(3) under a qualified funding trust (commonly referred to as structured settlement plans); or
(4) it is one of a series of substantially equal periodic annual payments for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the beneficiary; for this purpose, if there is a significant modification of the payment schedule before the taxpayer is age 59 1/2 or before the expiration of five years from the time of the annuity starting date, the taxpayer's income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Depending on the type of Qualified Plan, distributions may be subject to a 10% penalty tax.

Contracts Held by Other Than Individuals. A Contract held by other than a natural person, such as a corporation, estate or trust, will not be treated as an annuity contract for
Federal income tax purposes, and the income on such a Contract will be taxable in the year received or accrued by the Contract Owner. This rule does not apply, however, if the Contract
Owner is acting as an agent for an individual, if the Contract Owner is an estate which acquired the Contract as a result of the death of the decedent, if the Contract is held by certain Qualified Plans, if the Contract is held pursuant to a qualified funding trust
(commonly referred to as structured settlement plans), if the Contract was purchased by an employer with respect to a terminated Qualified Plan or if the Contract is an immediate annuity.

Multiple Contracts. Section 72(e)(11) of the Code provides that for the purposes of determining the amount includable in gross income, all non-qualified annuity contracts entered into on or after October 22, 1988 by the same company with the same contract owner during any calendar year shall be treated as one contract. This section will likely accelerate the recognition of income by a Contract Owner owning multiple contracts and may have the further effect of increasing the portion of income that will be subject to the 10%
penalty tax described above.

Qualified Plans
The Contracts are designed for use with several types of Qualified Plans. When used in
Qualified Plans, deferred annuities do not offer additional tax-deferral benefits, and taxation rules for Qualified Plans take precedence over annuity taxation rules. However, annuities offer other product benefits to investors in Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of Qualified Plans.
Participants under such Qualified Plans as well as Contract Owners, Annuitants and
Beneficiaries are cautioned that the rights of any person to any benefits under such
Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contracts in connection therewith.

1035 Exchanges
Section 1035(a) of the Code permits the exchange of certain life insurance, endowment and annuity contracts for an annuity contract without a taxable event occurring. Thus, potential purchasers who already own such a contract issued by another insurer are generally able to exchange that contract for a Contract issued by us without a taxable event occurring. There are certain restrictions which apply to such exchanges, including that the contract surrendered must truly be exchanged for the Contract issued by us and not merely surrendered in exchange for cash. Further, the same person or persons must be the obligee or obligees under the Contract received in the exchange as under the original contract surrendered in the exchange. Careful consideration must be given to compliance with the Code provisions and regulations and rulings relating to exchange requirements, and potential purchasers should be sure that they understand any surrender charges or loss of benefits which might arise from terminating a contract they hold. Owners considering such an exchange should consult their tax advisers to insure that the requirements of Section 1035 are met.

Diversification Requirements
The Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not "adequately diversified". The assets of the Fund are expected to meet the diversification requirements. We will monitor the Contracts and the regulations of the Treasury Department to ensure that the Contract will continue to qualify as a variable annuity contract.
Disqualification of the Contract as an annuity contract would result in imposition of Federal income tax on the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

Withholding
The taxable portion of a distribution to an individual is subject to Federal income tax withholding unless the taxpayer elects not to have withholding. We will provide the Contract
Owner with the election form and further information as to withholding prior to the first distribution. Generally, however, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. For complete information on withholding, a qualified tax adviser should be consulted.

Other Considerations
Because of the complexity of the law and its application to a specific individual, tax advice may be needed by a person contemplating purchase of a Contract or the exercise of elections under a Contract. The above comments concerning Federal income tax consequences are not exhaustive, and special rules are provided with respect to situations not discussed in this
Prospectus.

The preceding description is based upon our understanding of current Federal income tax law.
We cannot assess the probability that changes in tax laws, particularly affecting annuities, will be made.

The preceding comments do not take into account state income or other tax considerations which may be involved in the purchase of a Contract or the exercise of elections under the
Contract. For complete information on such Federal and state tax considerations, a qualified tax adviser should be consulted.

Employment-Related Benefit Plans
-----------------------------------------------------------------------------------------------

The Contracts described in this Prospectus (except for Contracts issued in the state of
Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in
Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of
1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by us will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.

Voting Rights
-----------------------------------------------------------------------------------------------

To the extent required by law, we will vote the Funds' shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the
Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that it is permitted to vote the Funds' shares in our own right, we may elect to do so.

Before the Maturity Date, the Contract Owner shall have the voting interest with respect to shares of the Funds attributable to the Contract. On and after the Maturity Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a
Contract's Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract's reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted.
The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Funds.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts of our and our affiliates having a voting interest in that Portfolio in proportion to each such separate account's votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

Sales and Other Agreements
-----------------------------------------------------------------------------------------------

LBSC, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of
AAL/LB, acts as the principal underwriter of the Contracts pursuant to a Distribution
Agreement to which we and the Variable Account are also parties. The Contracts are sold through our representatives who are licensed by state insurance officials to sell the
Contracts. These representatives are also registered representatives of LBSC or AAL CMC. The
Contracts are offered in all states where we are authorized to sell variable annuities.

Compensation of Our Representatives. Commissions and other distribution compensation to be paid to our representatives on the sale of Contracts will be paid by us and will not result in any charge to Contract Owners or to the Variable Account in addition to the charges described in this Prospectus. Our representatives selling the Contracts will be paid a commission of not more than 4% of the premiums paid on the contracts. Further, our representatives may be eligible to receive certain benefits based on the amount of earned commissions.

Service Agreement. AAL/LB performs certain investment and administrative duties for us pursuant to a written agreement. The agreement is automatically renewed each year, unless either party terminates it. Under this agreement, we pay AAL/LB for salary costs and other services and an amount for indirect costs incurred through our use of AAL/LB's personnel and facilities.

Legal Proceedings
-----------------------------------------------------------------------------------------------

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither LBVIP nor LBSC are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

Legal Matters
-----------------------------------------------------------------------------------------------

Legal matters relating to the federal securities laws and state laws pertaining to the
Contracts, including our right to issue the Contracts thereunder, have been passed upon by
John C. Bjork, counsel for LBVIP.

Financial Statements and Experts
-----------------------------------------------------------------------------------------------

Financial statements of the Variable Account and LBVIP are contained in the Statement of
Additional Information.

The financial statements of the Variable Account and LBVIP included in the Statement of
Additional Information have been so included in reliance on the reports of
PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.

Statement of Additional Information
-----------------------------------------------------------------------------------------------

Below is a copy of the Table of Contents included in the Statement of Additional Information.
To obtain a copy of this document, complete and mail the form below.

                                             Page
Introduction                                     2
Administration of the Contracts                  2
Distribution of the Contracts                    3
Calculation of Performance                       3
   Money Market Subaccount                       3
   Other Subaccounts                             4
Independent Accountants and Financial Statements 7
Financial Statements of Variable Account         7
Comment on Financial Statements of LBVIP        27
Financial Statements of LBVIP                   27

                                       How To Obtain the

                     INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT
                              Statement of Additional Information

    Send this request form to:
    Lutheran Brotherhood Variable
    Insurance Products Company
    P.O. Box 288
    Minneapolis, MN 55440-9041

Please send me a copy of the most recent INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
CONTRACT SAI.

--------------------------------------------------------------------------------------
(Name)                                                                    (Date)

--------------------------------------------------------------------------------------
(Street Address)

--------------------------------------------------------------------------------------
(City)                                                   (State)            (Zip Code)

Appendix A
-----------------------------------------------------------------------------------------------

Definitions

Annuitant. The person named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Contract. The individual flexible premium variable annuity contract offered by LBVIP and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract
Anniversary.

Date of Issue. The date on which the application and the first premium are received by LBVIP at its office located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Fixed Account. The Fixed Account is the general account of LBVIP, which consists of all assets of LBVIP other than those allocated to a separate account of LBVIP. Premium payments allocated to the Fixed Account will be paid a fixed rate of interest (which may not be less than 4.0%) declared by LBVIP at least annually. Amounts accumulated in the Fixed Account are guaranteed by LBVIP. (See Appendix B.)

Funds. AAL Variable Product Series Fund, Inc. and LB Series Fund, Inc., which are described in the accompanying Prospectuses.

LBSC. Lutheran Brotherhood Securities Corp., which is an indirect subsidiary of Aid
Association for Lutherans/Lutheran Brotherhood and which acts as the principal underwriter of the Contracts.

Portfolio. A Portfolio of the Funds. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Funds.

Qualified Plan. A retirement plan qualified under Section 401, 403 408 or 408A or similar provisions of the Internal Revenue Code.

Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Valuation Day. Each day the New York Stock Exchange is open for trading and any other day on which there is sufficient trading in the securities of a Portfolio of the Fund such that the current net asset value of its shares might be materially affected.

Valuation Period. The period commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date.

Variable Account. LBVIP Variable Annuity Account I, which is a separate account of LBVIP. The
Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice signed by the Contract Owner and received by
LBVIP at its office located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Appendix B
-----------------------------------------------------------------------------------------------

Condensed Financial Information

The following table shows the historical performance of accumulation unit values and number of accumulation units for each of the pervious 10 years (or a shorter period if the
Subaccount has not been in existence for 10 years) ending December 31, for which the relevant
Subaccount has been in existence. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the
Statement of Additional Information.

                                     Opportunity Growth Subaccount
                                 2001        2000      1999         1998        1997         1996
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period          $13.24       $14.25    $11.29       $11.77      $11.79       $10.00(1)
  End of period                 10.74        13.24     14.25        11.29       11.77        11.79
  Number of Accumulation Units
   outstanding at end of
   period                    11,744,830   12,756,689 11,816,789  13,719,220  15,467,334    10,907,991

                                    FTI Small Cap Growth Subaccount
                                 2001
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period           $10.00(2)
  End of period                  10.54
  Number of Accumulation Units
   outstanding at end of period  118,704

                                     MFS Mid Cap Growth Subaccount
-------------------------------------------------------------------------------------------------
                                 2001
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period           $10.00(2)
  End of period                  10.59
  Number of Accumulation Units
   outstanding at end of period  136,571

                                       Mid Cap Growth Subaccount
-------------------------------------------------------------------------------------------------
                                 2001        2000      1999         1998
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period          $18.35      $16.36     $11.05       $10.00(3)
  End of period                 14.56        18.35    16.36         11.05
  Number of Accumulation Units
   outstanding at end of
   period                    12,809,572  12,171,594  6,431,896     3,418,387

                                        World Growth Subaccount
-------------------------------------------------------------------------------------------------
                                 2001        2000      1999         1998        1997         1996
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period          $14.12       $17.02    $12.83       $11.11      $10.93       $10.00(1)
  End of period                 11.03        14.12     17.02        12.83       11.11        10.93
  Number of Accumulation Units
   outstanding at end of
   period                    13,795,948   14,909,995  13,003,269  12,306,954  12,001,805   8,406,625

                                          FI All Cap Subaccount
                                 2001
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period           $10.00(2)
  End of period                  10.30
  Number of Accumulation Units
   outstanding at end of period  148,542

                                           Growth Subaccount
-------------------------------------------------------------------------------------------------
                                 2001        2000      1999         1998        1997         1996
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period           $64.49      $68.60    $48.27      $38.02       $29.52        $24.38
  End of period                  51.57       64.49    68.60         48.27      38.02          29.52
  Number of Accumulation Units
   outstanding at end of period 34,412,37438,005,25939,848,868 40,609,569 40,950,649     39,275,957

                                           Growth Subaccount
-------------------------------------------------------------------------------------------------
                                 1995        1994      1993         1992
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period           $17.95     $19.04     $17.49       $16.34
  End of period                  24.38      17.95      19.04        17.49
  Number of Accumulation Units
   outstanding at end of
   period                    37,698,847  34,921,280  26,757,458  12,462,929

                                    MFS Investors Growth Subaccount
-------------------------------------------------------------------------------------------------
                                 2001
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period           $10.00(2)
  End of period                  10.08
  Number of Accumulation Units
   outstanding at end of period  131,703

                                      TRP Growth Stock Subaccount
-------------------------------------------------------------------------------------------------
                                 2001
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period           $10.00(2)
  End of period                  10.15
  Number of Accumulation Units
   outstanding at end of period  135,529

                                           Value Subaccount
-------------------------------------------------------------------------------------------------
                                 2001
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period           $10.00(2)
  End of period                  10.13
  Number of Accumulation Units
   outstanding at end of period  187,673

                                        High Yield Subaccount
                                 2001        2000      1999         1998        1997         1996
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period          $23.02       $29.28    $26.78       $27.50      $24.35      $22.06
  End of period                 21.93        23.02     29.28       26.78        27.50       24.35
  Number of Accumulation Units
   outstanding at end of
   period                   21,648,532   25,120,689  28,113,688  30,755,311  31,175,954  29,861,418

                                         High Yield Subaccount
-------------------------------------------------------------------------------------------------
                                 1995        1994      1993         1992
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period          $18.64       $19.71    $16.21       $13.66
  End of period                 22.06       18.64     19.71         16.21
  Number of Accumulation Units
   outstanding at end of
   period                   28,924,180    28,230,326  21,866,400   9,227,427

                                           Income Subaccount
-------------------------------------------------------------------------------------------------
                                 2001        2000      1999         1998        1997         1996
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period          $23.88       $21.87    $22.57       $20.86      $19.39      $18.98
  End of period                 25.35       23.88      21.87       22.57        20.86       19.39
  Number of Accumulation Units
   outstanding at end of
   period                    24,422,984  25,122,916  28,451,334  29,930,726  29,190,381   31,200,437

                                           Income Subaccount
-------------------------------------------------------------------------------------------------
                                 1995        1994      1993         1992
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period          $16.07       $17.05    $15.43       $14.29
  End of period                 18.98        16.07     17.05        15.43
  Number of Accumulation Units
   outstanding at end of
   period                    33,922,942   34,668,366  32,678,803   16,151,473

                                   Limited Maturity Bond Subaccount
-------------------------------------------------------------------------------------------------
                                 2001
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period          $10.00(2)
  End of period                  9.93
  Number of Accumulation Units
   outstanding at end of period  469,763

                                        Money Market Subaccount
-------------------------------------------------------------------------------------------------
                                 2001        2000      1999         1998        1997         1996
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period           $1.76       $1.67      $1.61        $1.55       $1.48       $1.43
  End of period                 1.81         1.76       1.67         1.61        1.55        1.48
  Number of Accumulation Units
   outstanding at end of
   period                    89,170,526  74,065,256  83,641,287  60,691,110   41,033,991   37,465,708

                                        Money Market Subaccount
-------------------------------------------------------------------------------------------------
                                 1995        1994      1993         1992
-------------------------------------------------------------------------------------------------
  Accumulation Unit Value:
  Beginning of period           $1.36        $1.33    $1.30         $1.27
  End of period                 1.43         1.36       1.33         1.30
  Number of Accumulation Units
   outstanding at end of
   period                    28,959,961   23,631,217  17,939,270   19,709,050

(1) Commencing January 18, 1996.
(2) Commencing November 30, 2001.
(3) Commencing January 30, 1998.

The financial statements of LBVIP are also contained in the Statement of Additional Information.

Appendix B
-----------------------------------------------------------------------------------------------

More Information About the Fixed Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the Fixed Account
registered as an investment company under the Investment Company Act of 1940 ("1940 Act").
Accordingly neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account option and the
Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.

Accumulated Values allocated to the Fixed Account are combined with all of our general assets and are invested in those assets chosen by us and allowed by applicable law. We allocates the investment income of the Fixed Account to the Contracts covered by the Fixed Account in the amounts guaranteed in such Contracts. Immediately prior to the Maturity Date, the Accumulated
Value of the Contract in the Fixed Account is subject to a reduction for any surrender charge or premium taxes, if applicable.

Under the Fixed Account option, we allocate premium payments to the Fixed Account, guarantees the amounts allocated to the Fixed Account, and pays a declared interest rate. The guaranteed minimum interest credited to the Fixed Account will be at the effective rate of 4% per year, compounded daily. We may credit interest at a rate in excess of 4% per year; however, we are not obligated to credit any interest in excess of 4% per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by us based on information as to expected investment yields. Some of the factors that we may consider in determining whether to credit interest above 4% to amounts allocated to the Fixed
Account, and the amount thereof, are general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDIT TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER
YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. THE CONTRACT OWNER ASSUMES THE RISK THAT
INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR
ANY GIVEN YEAR.

Nonetheless, for any amount allocated or transferred to the Fixed Account, we guarantee that the initial interest rate will be effective for at least 12 months, and subsequent interest rates will not be changed more often than once every 12 months.

To the extent a fixed annuity payment option is selected by the Contract Owner, Accumulated
Value at the Maturity Date will be transferred to the Fixed Account, which supports the insurance and annuity obligations of LBVIP.

Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

                             STATEMENT OF ADDITIONAL INFORMATION

                    Individual Flexible Premium Variable Annuity Contract

                                          Issued By

                  Lutheran Brotherhood Variable Insurance Products Company

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus dated April 30, 2002 (the "Prospectus") describing an individual flexible premium variable annuity contract (the "Contract") being offered by
Lutheran Brotherhood Variable Insurance Products Company ("LBVIP").  Purchase payments will be allocated to one or more Subaccounts of LBVIP Variable Annuity Account I (the "Variable
Account"), a separate account of LBVIP and/or to the Fixed Account (which is the general account of LBVIP, and which pays interest at a guaranteed fixed rate).  Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus.  A copy of the Prospectus may be obtained from Lutheran
Brotherhood Variable Insurance Products Company, 625 Fourth Avenue South, Minneapolis,
Minnesota 55415.

Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                    The date of this Statement of Additional Information
                                    is April 30, 2002.

                                        INTRODUCTION

The Contracts are being offered by LBVIP, a stock life insurance company that is an indirect subsidiary of Aid Association for Lutherans/Lutheran Brotherhood ("AAL/LB"), a
fraternal benefit society organized under Wisconsin law. LBVIP is offering the Contract only to persons who are eligible for membership in AAL/LB, unless otherwise required by state law. The Contract may be sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more
Subaccounts of the Variable Account, a separate account of LBVIP and/or to the Fixed
Account (which is the general account of LBVIP, and which pays interest at a guaranteed
fixed rate).   The assets of each Subaccount will be invested solely in a corresponding
Portfolio of AAL Variable Product Series Fund, Inc. or LB Series Fund, Inc. (each a "Fund", and collectively the "Funds"), which are diversified, open-end management investment companies (commonly known as "mutual funds"). The Prospectuses for the Funds that accompany the Prospectus describe the investment objectives and attendant risks of the following
Portfolios of the Funds:

AAL Variable Product Series Fund, Inc.:
        AAL Technology Stock Portfolio
        AAL Small Cap Stock Portfolio
        AAL Small Cap Index Portfolio
        AAL Mid Cap Stock Portfolio
        AAL Mid Cap Index Portfolio
        AAL Capital Growth Portfolio
        AAL Large Company Index Portfolio
        AAL Balanced Portfolio
        AAL High Yield Bond Portfolio (subadvised by Pacific Investment Management Company)
        AAL Bond Index Portfolio

LB Series Fund, Inc.:
        Opportunity Growth Portfolio
        FTI Small Cap Growth Portfolio (subadvised by Franklin Advisers, Inc.)
        MFS Mid Cap Growth Portfolio (subadvised by Massachusetts Financial Services Company)
        Mid Cap Growth Portfolio
        World Growth Portfolio (subadvised by T. Rowe Price International, Inc.)
        FI All Cap Portfolio (subadvised by Fidelity Management & Research Company)
        Growth Portfolio
        MFS Investors Growth Portfolio (subadvised by Massachusetts Financial Services Company)
        TRP Growth Stock Portfolio (subadvised by T. Rowe Price Associates, Inc.)
        Value Portfolio
        High Yield Portfolio
        Income Portfolio
        Limited Maturity Bond Portfolio
        Money Market Portfolio

Additional Subaccounts (together with the related additional Portfolios of the Funds) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated.  Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by LBVIP.

                               ADMINISTRATION OF THE CONTRACTS

AAL/LB performs certain investment and administrative duties for LBVIP pursuant to a written agreement. This agreement includes services performed for the administration of the
Contracts along with other insurance products issued by LBVIP. The agreement is automatically renewed each year, unless either party terminates it. Under this agreement,
LBVIP pays AAL/LB for salary costs and other services and an amount for indirect costs incurred through LBVIP's use of AAL/LB's personnel and facilities. During 2001, 2000, and
1999,  LBVIP paid AAL/LB $22.23 million, $24.57 million, and $21.02 million, respectively, for all services provided pursuant to this agreement.

                                 DISTRIBUTION OF THE CONTRACTS

Lutheran Brotherhood Securities Corp. ("LBSC"), an indirect subsidiary of AAL/LB, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which
LBVIP and the Variable Account are also parties. The Contracts are sold through LBVIP representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of LBSC or AAL Capital Management
Corporation, another broker-dealer affiliated with AAL/LB.  The Contracts are offered in all states where LBVIP is authorized to sell variable annuities.

The offering of the Contracts is continuous.

There are no special purchase plans or exchange privileges not described in the Prospectus
(see "THE CONTRACTS--Transfers" in the Prospectus).

No charge for sales expense is deducted from premiums at the time premiums are paid.
However, a surrender charge, which may be deemed to be a contingent deferred sales charge, is deducted from the Accumulation Value of the Contract in the case where the Contract is surrendered, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin, under the circumstances described in, and in amounts calculated as described in, the Prospectus under the heading "CHARGES
AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)".

                                 CALCULATION OF PERFORMANCE

Money Market Subaccount
The Prospectus contains information with respect to the yield and effective yield of a hypothetical preexisting account having a balance of one Money Market Portfolio Subaccount
Accumulation Unit at the beginning of a specified seven-day period. Such yield quotations have been calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The effective yield has been calculated by compounding the yield quotation for such period by adding 1 and raising the sum to a power equal to 365/7, and subtracting 1 from the result.

In determining the net change in the value of the account as described in the preceding paragraph, all deductions that are charged to all Contract Owner accounts have been reflected in proportion to the length of the seven-day base period and the Subaccount's mean (or median) account size. Deductions from purchase payments and surrender charges assessed have not been reflected in, and realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Subaccount and the related portfolio company have been excluded from, the computation of yield.

This example illustrates the yield quotation for the Money Market Subaccount for the seven-day period ended December 31, 2001:

Value of hypothetical pre-existing account with exactly one Accumulation
        Unit at the beginning of the period ....................................$1.806146

Value of same account (excluding capital changes) at end  of the seven-day period .......................................................$1.806364

Net change in account value.....................................................$0.000218

Base Period Return:
        Net change in account value divided by beginning account value .........$0.000121

Annualized Current Yield [0.000121 x (365/7)]....................................0.63%

Effective Yield (0.000121 + 1)365/7-1............................................0.63%

The annualization of a seven-day average yield is not a representation of future actual yield.

Other Subaccounts
The Prospectus contains information with respect to yield quotations by Subaccounts other than the Money Market Subaccount. These yield quotations are based on a 30-day (or one month) period computed by dividing the net investment income per accumulation unit earned during the period (the net investment income earned by the Fund portfolio attributable to shares owned by the Subaccount less expenses incurred during the period) by the maximum offering price per Accumulation Unit on the last day of the period, by setting yield equal to two times the difference between the sixth power of one plus the designated ratio and one, where the designated ratio is the difference between the net investment income earned during the period and the expenses accrued for the period (net of reimbursement) divided by the product of the average daily number of Accumulation Units outstanding during the period and the maximum offering price per Accumulation Unit on the last day of the period.

For fees that vary with the size of the Contract, a Contract size equal to the mean (or median) Contract size has been assumed.

The following example illustrates the annualized current yield calculation for the High
Yield Subaccount for the 30-day base period ended December 31, 2001:

    Dividends and interest earned by the High Yield Subaccount during the base period $4,524,503
    Expenses accrued for the base period............................................     598,425
                                                                                     -----------
                                                                                      $3,926,078 (A)
                                                                                      ==========

    Product of the maximum public offering price on the last day of the base period and the average daily number of Units outstanding  during the base period that were entitled to receive dividends
                 ($21.927211 x 22,167,933 Units) = ................................$486,080,944 (B)

    Quotient of dividends and interest earned minus expenses accrued  divided by product of maximum public offering price multiplied by average Units outstanding  (A divided by B) = .............................................0.008077(C)
    Adding one and raising total to the 6th power (C + 1)6= ............................1.049451(D)
    Annualized current yield [2(D - 1) x 100] = ........................................9.89%

The following example illustrates the annualized current yield calculation for the Income
Subaccount for the 30-day base period ended December 31, 2001:

    Dividends and interest earned by the Income Subaccount during the base period $   3,076,017
    Expenses accrued for the base period .......................................  $     776,577
                                                                                 --------------
                                                                                  $   2,299,440 (A)
                                                                                  =============

    Product of the maximum public offering price on the last day of the base period and the average daily number of Units outstanding during the base period that were entitled to receive dividends
           ($25.354501 x 24,919,040 Units) = ......................................$631,809,825 (B)
                                                                                   ============

    Quotient of dividends and interest earned minus expenses accrued divided by product of maximum public offering price multiplied by average Units outstanding (A divided by B) = .............................0.003639(C)
    Adding one and raising total to the 6th power (C + 1)6 = ...........................1.022034(D)
    Annualized current yield [2(D-1) x 100] = ..........................................4.41%

Annualized current yield of any specific base period is not a representation of future actual yield.

The Prospectus contains information with respect to performance data for the Subaccounts of the Variable Account. Such performance data includes average annual total return quotations for the 1, 5 and 10-year periods (or such shorter time period during which the Contracts have been offered) computed by finding the average annual compounded rates of return over the 1, 5 and 10-year periods (or such shorter time period during which the Contracts have been offered) that would equate the initial amount invested to the ending redeemable value, by equating the ending redeemable value to the product of a hypothetical initial payment of
$1,000, and one plus the average annual total return raised to a power equal to the applicable number of years.

Such performance data assumes that any applicable charges have been deducted from the initial $1,000 payment and includes all recurring fees that are charged to all Contract
Owners. If recurring fees charged to Contract Owners are paid other than by redemption of
Accumulation Units, such fees will be appropriately reflected.

Average annual total return for any specific period is not a representation of future actual results. Average annual total return assumes a steady rate of growth. Actual performance fluctuates and will vary from the quoted results for periods of time within the quoted periods.

The following example illustrates the average annual total return for the Growth Subaccount from the date of inception through December 31, 2001:

     Hypothetical $1,000 initial investment on March 8, 1988 ..........................$  1,000
     Ending redeemable value of the investment on December 31, 2001 (after deferred sales charge) .....................................................................$  5,157

     Total return for the period is the difference between the ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial investment;
          the result is expressed in terms of a percentage (For example, 2 equals 200%) 415.69%

     Average annual total return from inception through December 31, 2001 is the sum of the total return calculated above plus one; such sum is raised to the power of 1/n where n is expressed as 13 years and 10 months; the result is reduced by one and is expressed in terms  of a percentage (For example, 0.2 equals 20%)...........................12.60%

The following example illustrates the average annual total return for the High Yield
Subaccount from the date of inception through the period ended December 31, 2001:

     Hypothetical $1,000 initial investment on March 8, 1988............................$  1,000

     Ending redeemable value of the investment on December 31, 2001 (after deferred sales charge) ......................................................................$  2,193

     Total return for the period is the difference between the ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial investment; the result is expressed in terms of a percentage (For example, 2 equals 200%) .................................................................119.27%

     Average annual total return from inception through December 31, 2001  is the sum of the total return calculated above plus one; such sum is raised to the power of 1/n where n is expressed as 13 years and 10 months; the result is reduced by one and is expressed in terms of a percentage
          (For example, 0.2 equals 20%)...................................................5.84%

The following example illustrates the average annual total return for the Income Subaccount from the date of inception through December 31, 2001:

     Hypothetical $1,000 initial investment on March 8, 1988 ...........................$  1,000

     Ending redeemable value of the investment on December 31, 2001 (after deferred sales charge).......................................................................$  2,536

     Total return for the period is the difference between the ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial investment; the result is expressed in terms of a percentage (For example, 2 equals 200%) .................................................................153.55%

     Average annual total return from inception through December 31, 2001 is the sum of the total return calculated above plus one; such sum is raised to the power of
          1/n where n is expressed as 13 years and 10 months; the result is reduced by one and is expressed in terms of a percentage (For example, 0.2 equals 20%).....6.96%

The following example illustrates the average annual total return for the Money Market
Subaccount from the date of inception through December 31, 2001:

     Hypothetical $1,000 initial investment on February 18, 1988........................$  1,000

     Ending redeemable value of the investment on December 31, 2001 (after deferred sales charge).......................................................................$  1,806

     Total return for the period is the difference between the ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial investment; the result is expressed in terms of a percentage (For example, 2 equals 200%)...................................................................80.64%

     Average annual total return from inception through December 31, 2001 is the sum of the total return calculated above plus one; such sum is raised to the power of 1/n where
          n is expressed as 13 years and 11 months; the result is reduced by one and is expressed in terms of a percentage (For example, 0.2 equals 20%)................4.35%

The following example illustrates the average annual total return for the Opportunity
Growth Subaccount from the date of inception through the period ended December 31, 2001:

     Hypothetical $1,000 initial investment on January 18, 1996.........................$  1,000

     Ending redeemable value of the investment on  December 31, 2001 (after deferred sales charge).......................................................................$  1,064

     Total return for the period is the difference between the ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial investment; the result is expressed in terms of a percentage (For example, 2 equals 200%)....................................................................6.39%

     Average annual total return from inception through December 31, 2001 is the sum of the total return calculated above plus one; such sum is raised to the power of 1/n where
          n is expressed as five years and 347 days; the result is reduced by one and is expressed in terms of a percentage (For example, 0.2 equals 20%)..........................1.05%

The following example illustrates the average annual total return for the World Growth
Subaccount from the date of inception through December 31, 2001:

     Hypothetical $1,000 initial investment on January 18, 1996 ........................$  1,000

     Ending redeemable value of the investment on December 31, 2001
     (after deferred sales charge) .....................................................$  1,093

     Total return for the period is the difference between the ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial investment; the result is expressed in terms of a percentage (For example, 2 equals 200%) ...................................................................9.29%

     Average annual total return from inception through December 31, 2001 is the sum of the total return calculated above plus one; such sum is raised to the power of 1/n where
          n is expressed as five years and 347 days; the result is reduced by one and is expressed in terms of a percentage (For example, 0.2 equals 20%) .........................1.50%

The following example illustrates the average annual total return for the Mid Cap Growth
Subaccount from the date of inception through December 31, 2001:

     Hypothetical $1,000 initial investment on January 30, 1998 ........................$  1,000

     Ending redeemable value of the investment on December 31, 2001 (after deferred sales charge) ......................................................................$  1,417

     Total return for the period is the difference between the ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial investment; the result is expressed in terms of a percentage (For example, 2 equals 200%)...................................................................41.67%

     Average Annual total return from inception through December 31, 2001 is the sum of the total return calculated above plus one; such sum is raised to the power of 1/n where
          n is expressed as three years and 335 days; the result is reduced by one and is expressed in terms of a percentage (For example, 0.2 equals 20%) .........................9.29%

                      INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

The financial statements of the Variable Account and LBVIP included in this Statement of
Additional Information have been so included in reliance on the reports of
PricewaterhouseCoopers LLP, independent accountants, given on authority of said firm as experts in accounting and auditing.

The financial statements of LBVIP should be distinguished from those of the Variable
Account, and should be considered only as bearing upon the ability of LBVIP to meet its obligations under the Contracts. The financial statements of LBVIP should not be considered as bearing on the investment experience of the assets held in the Variable Account.

                          FINANCIAL STATEMENTS OF VARIABLE ACCOUNT

Set forth on the following pages are the audited financial statements of the Variable
Account.

[GRAPHIC OMITTED][GRAPHIC OMITTED]
                                                                     PricewaterhouseCoopers LLP
                                                                     650 Third Avenue South
                                                                     Suite 1300
                                                                     Minneapolis MN 55402-4333
                                                                     Telephone (612) 596 6000
                                                                     Facsimile (612) 373 7160

                                Report of Independent Accountants

To the Board of Directors of Lutheran Brotherhood Variable
Insurance Products Company and Contract Owners of
LBVIP Variable Annuity Account I

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Opportunity Growth, FTI Small Cap Growth, MFS Mid
Cap Growth, Mid Cap Growth, World Growth, FI All Cap, Growth, MFS Investors Growth, TRP
Growth Stock, Value, High Yield, Income, Limited Maturity Bond, and Money Market
subaccounts of LBVIP Variable Annuity Account I at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for the periods indicated in conformity with accounting principles generally accepted in the United States of America.  These financial statements are the responsibility of Lutheran Brotherhood
Variable Insurance Products Company's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these statements in accordance with auditing standards generally accepted in the United
States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, on January 1, 2002, Lutheran
Brotherhood merged with and into Aid Association for Lutherans.

/s/ PricewaterhouseCoopers LLP

March 29, 2002

           LBVIP VARIABLE ANNUITY ACCOUNT I
            OPPORTUNITY GROWTH SUBACCOUNT
         Statement of Assets and Liabilities
                   December 31, 2001

ASSETS:
  Investment in LB Series Fund, Inc. - Opportunity Growth Portfolio
       12,482,341 shares at net asset value of $10.21 per
       share (cost $146,632,764)                         $127,401,585
  Receivable from LBVIP for units issued                      111,004
  Receivable from LBVIP for annuity reserve adjustment         27,542
                                                          -----------

      Total assets                                        127,540,131
                                                          -----------

  LIABILITIES:
  Payable to LBVIP for mortality and
    expense risk charge                                       117,679
                                                          -----------
                                                              117,679
      Total liabilities
                                                          -----------
NET ASSETS                                               $127,422,452
                                                          ===========

NET ASSETS APPLICABLE TO ANNUITY CONTRACT OWNERS:
Contracts in accumulation period, accumulation units
     outstanding of 11,744,830                           $126,091,753
Reserves for contracts in annuity payment period
     (note 2)                                               1,330,699
                                                          -----------

NET ASSETS                                               $127,422,452
                                                          ===========
Unit value (accumulation net assets divided by
      accumulation units outstanding)                          $10.74
                                                                =====

         LBVIP VARIABLE ANNUITY ACCOUNT I
          OPPORTUNITY GROWTH SUBACCOUNT
             Statement of Operations
           Year Ended December 31, 2001

  INVESTMENT INCOME:
    Dividend income                                       $   452,468
    Mortality and expense risk charge                      (1,496,391)
                                                         ------------

      Net investment loss                                  (1,043,923)
                                                         ------------

  REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS:
  Net realized gain on investments                          5,497,642
    Net change in unrealized appreciation or
        depreciation of investments                       (36,800,901)
                                                         ------------
        Net loss on investments                           (31,303,259)

                                                         ------------
        Net change in net assets resulting from
            operations                                   $(32,347,182)
                                                         ============

                                    LBVIP VARIABLE ANNUITY ACCOUNT I
                                      OPPORTUNITY GROWTH SUBACCOUNT
                                   Statement of Changes in Net Assets
                                 Years Ended December 31, 2001 and 2000
                                                                         2001         2000
                                                                      ------------ ------------
                                                                      ------------ ------------
           INCREASE (DECREASE) IN NET ASSETS:
           OPERATIONS:
           Net investment loss                                       $ (1,043,923) $(1,975,529)
           Net realized gain on investments                             5,497,642    1,193,158
           Net change in unrealized appreciation or depreciation of
             investments                                              (36,800,901) (12,542,244)
                                                                      ------------ ------------
             Net change in net assets resulting from operations       (32,347,182) (13,324,615)
                                                                      ------------ ------------

           UNIT TRANSACTIONS:
           Proceeds from units issued                                   5,904,455   13,874,426
           Net asset value of units redeemed                          (10,759,167) (13,699,704)
           Annuity benefit payments                                      (116,566)     (98,378)
           Adjustments to annuity reserves                                  7,581        8,379
           Transfers from other subaccounts                            18,310,872   38,536,396
           Transfers to other subaccounts                             (23,288,378) (24,152,776)
           Transfers from fixed account                                    78,163      360,199
           Transfers to fixed account                                    (671,470)    (350,015)
                                                                      ------------ ------------
              Net change in net assets resulting from unit
                transactions                                          (10,534,510)  14,478,527
                                                                      ------------ ------------
              Net change in net assets                                (42,881,692)   1,153,912

           NET ASSETS:
           Beginning of period                                        170,304,144  169,150,232
                                                                     ------------ ------------
           End of period                                             $127,422,452 $170,304,144
                                                                     ============ ============

         The accompanying notes are an integral part of these financial statements.

                 LBVIP VARIABLE ANNUITY ACCOUNT I
                 FTI SMALL CAP GROWTH SUBACCOUNT
               Statement of Assets and Liabilities
                        December 31, 2001
ASSETS:
  Investment in LB Series Fund, Inc. - FTI Small Cap
      Growth Portfolio 115,092 shares at net asset value of
      $10.55 per share (cost $1,159,093)              $  1,214,170
  Receivable from LBVIP for units issued                    37,944
                                                     --------------
      Total assets                                       1,252,114
                                                     --------------

LIABILITIES:
  Payable to LBVIP for mortality and expense risk
     charge                                                    996
                                                     --------------
      Total liabilities                                        996
                                                     --------------
NET ASSETS                                            $  1,251,118
                                                     ==============

NET ASSETS APPLICABLE TO ANNUITY
    CONTRACT OWNERS:
Contracts in accumulation period, accumulation units
     outstanding of 118,704                           $  1,251,118
                                                     --------------

NET ASSETS                                            $  1,251,118
                                                     ==============
Unit value (accumulation net assets divided by
       accumulation units outstanding)                      $10.54
                                                            =======

               LBVIP VARIABLE ANNUITY ACCOUNT I
               FTI SMALL CAP GROWTH SUBACCOUNT
                   Statement of Operations
    For the period from November 30, 2001 (effective date)
                     to December 31, 2001

   INVESTMENT INCOME:
     Mortality and expense risk charge        $      (996)
                                             ---------------
         Net investment loss                         (996)
                                             ---------------

   REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:

      Net change in unrealized appreciation or
           depreciation of investments             55,077
                                             ---------------
           Net gain on investments                 55,077
                                             ---------------

           Net increase in net assets
             resulting from operations        $    54,081
                                             ===============

                                                LBVIP VARIABLE ANNUITY ACCOUNT I
                                                 FTI SMALL CAP GROWTH SUBACCOUNT
                                               Statement of Changes in Net Assets
                           For the period from November 30, 2001 (effective date) to December 31, 2001

                          INCREASE (DECREASE) IN NET ASSETS:
                          OPERATIONS:
                          Net investment loss                                             $      (996)
                          Net change in unrealized appreciation or depreciation of
                                investments                                                    55,077
                                                                                          --------------
                             Net change in net assets resulting from operations                54,081
                                                                                          --------------

                          UNIT TRANSACTIONS:
                          Proceeds from units issued                                        1,002,038
                          Net asset value of units redeemed                                      (736)
                          Transfers from other subaccounts                                    202,767
                          Transfers to other subaccounts                                       (7,032)
                                                                                          --------------
                             Net change in net assets resulting from unit transactions      1,197,037
                                                                                          --------------
                             Net change in net assets                                       1,251,118

                          NET ASSETS:
                          Beginning of period                                                       -
                                                                                          --------------
                          End of period                                                   $ 1,251,118
                                                                                          ==============

                              The accompanying notes are an integral part of these financial statements.

                 LBVIP VARIABLE ANNUITY ACCOUNT I
                  MFS MID CAP GROWTH SUBACCOUNT
               Statement of Assets and Liabilities
                        December 31, 2001
ASSETS:
   Investment in LB Series Fund, Inc. - MFS Mid Cap
      Growth Portfolio 132,616 shares at net asset
      value of $10.60 per share (cost $1,347,097)     $  1,405,628
  Receivable from LBVIP for units issued                    41,611
                                                     --------------
      Total assets                                       1,447,239
                                                     --------------

LIABILITIES:
  Payable to LBVIP for mortality and expense risk
    charge                                                   1,015
                                                     --------------
      Total liabilities                                      1,015
                                                     --------------
NET ASSETS                                            $  1,446,224
                                                     ==============

NET ASSETS APPLICABLE TO ANNUITY
     CONTRACT OWNERS:
  Contracts in accumulation period, accumulation
    units outstanding of 136,571                      $  1,446,224
                                                     --------------

NET ASSETS                                            $  1,446,224
                                                     ==============
  Unit value (accumulation net assets divided by
      accumulation units outstanding)                       $10.59
                                                            =======

               LBVIP VARIABLE ANNUITY ACCOUNT I
                MFS MID CAP GROWTH SUBACCOUNT
                   Statement of Operations
    For the period from November 30, 2001 (effective date)
                     to December 31, 2001

   INVESTMENT INCOME:
     Mortality and expense risk charge       $     (1,015)
                                             ---------------
           Net investment loss                     (1,015)
                                             ---------------

   REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:

      Net change in unrealized appreciation or
           depreciation of investments             58,531
                                             ---------------
           Net gain on investments                 58,531
                                             ---------------

           Net change in net assets resulting
               from operations                $    57,516
                                             ===============

                                        LBVIP VARIABLE ANNUITY ACCOUNT I
                                          MFS MID CAP GROWTH SUBACCOUNT
                                       Statement of Changes in Net Assets
                   For the period from November 30, 2001 (effective date) to December 31, 2001

                INCREASE (DECREASE) IN NET ASSETS:
                OPERATIONS:
                Net investment loss                                                $      (1,015)
                Net change in unrealized appreciation or depreciation of
                  investments                                                             58,531
                                                                                   ---------------
                   Net change in net assets resulting from operations                     57,516
                                                                                   ---------------
                UNIT TRANSACTIONS:
                Proceeds from units issued                                             1,002,054
                Net asset value of units redeemed                                         (3,762)
                Transfers from other subaccounts                                         397,335
                Transfers to other subaccounts                                            (6,919)
                                                                                   ---------------
                                                                                   ---------------
                   Net change in net assets resulting from unit transactions           1,388,708
                                                                                   ---------------
                   Net change in net assets                                            1,446,224

                NET ASSETS:
                Beginning of period                                                            -
                                                                                   ---------------
                End of period                                                      $   1,446,224
                                                                                   ===============

                              The accompanying notes are an integral part of these financial statements.

                 LBVIP VARIABLE ANNUITY ACCOUNT I
                    MID CAP GROWTH SUBACCOUNT
               Statement of Assets and Liabilities
                        December 31, 2001
ASSETS:
  Investment in LB Series Fund, Inc. - Mid Cap Growth
      Portfolio 14,470,089 shares at net asset value of
       $13.04 per share (cost $212,887,379)           $188,674,351
  Receivable from LBVIP for units issued                   232,781
  Receivable from LBVIP for annuity reserve
    adjustment                                              79,712
                                                     --------------
      Total assets                                     188,986,844
                                                     --------------
LIABILITIES:
  Payable to LBVIP for mortality and expense risk
        charge                                             174,405
                                                     --------------
      Total liabilities                                    174,405
                                                     --------------
NET ASSETS                                            $188,812,439
                                                     ==============
                                                     ==============

NET ASSETS APPLICABLE TO ANNUITY
    CONTRACT OWNERS:
   Contracts in accumulation period, accumulation units
       outstanding of 12,809,572                      $186,502,725
   Reserves for contracts in annuity payment period
       (note 2)                                          2,309,714
                                                     --------------
NET ASSETS                                            $188,812,439
                                                     ==============
                                                     ==============
Unit value (accumulation net assets divided by
       accumulation units outstanding)                      $14.56
                                                            =======

                LBVIP VARIABLE ANNUITY ACCOUNT I
                   MID CAP GROWTH SUBACCOUNT
                    Statement of Operations
                  Year Ended December 31, 2001

   INVESTMENT INCOME:
     Dividend income                            $    864,407
     Mortality and expense risk charge            (2,106,148)
                                                --------------
          Net investment loss                     (1,241,741)
                                                --------------
   REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
     Net realized gain on investments             11,991,588
     Net change in unrealized appreciation or
          depreciation of investments            (59,451,966)
                                                --------------
          Net loss on investments                (47,460,378)
                                                --------------
          Net change in net assets resulting
               from operations                  $(48,702,119)
                                                ==============

                                               LBVIP VARIABLE ANNUITY ACCOUNT I
                                                  MID CAP GROWTH SUBACCOUNT
                                              Statement of Changes in Net Assets
                                            Years Ended December 31, 2001 and 2000

                                                                                      2001             2000
                                                                                 ---------------  ---------------
              INCREASE (DECREASE) IN NET ASSETS:
               OPERATIONS:
              Net investment loss                                                $  (1,241,741)   $  (2,025,456)
              Net realized gain on investments                                      11,991,588       10,687,904
              Net change in unrealized appreciation or depreciation of
                 investments                                                       (59,451,966)       3,371,309
                                                                                 ---------------  ---------------
                 Net change in net assets resulting from operations                (48,702,119)      12,033,757
                                                                                 ---------------  ---------------

              UNIT TRANSACTIONS:
              Proceeds from units issued                                            12,943,805       29,646,441
              Net asset value of units redeemed                                    (16,352,849)     (12,499,285)
              Annuity benefit payments                                                (217,850)        (155,433)
              Adjustments to annuity reserves                                               57           71,932
              Transfers from other subaccounts                                      53,141,062      123,998,069
              Transfers to other subaccounts                                       (36,351,207)     (34,348,238)
              Transfers from fixed account                                             484,081        1,614,173
              Transfers to fixed account                                            (1,943,730)        (445,362)
                                                                                 ---------------  ---------------
                  Net change in net assets resulting from unit transactions         11,703,369      107,882,297
                                                                                 ---------------  ---------------
                  Net change in net assets                                         (36,998,750)     119,916,054

              NET ASSETS:
              Beginning of period                                                  225,811,189      105,895,135
                                                                                 ---------------  ---------------
              End of period                                                      $ 188,812,439    $ 225,811,189
                                                                                 ===============  ===============

                              The accompanying notes are an integral part of these financial statements.

                LBVIP VARIABLE ANNUITY ACCOUNT I
                     WORLD GROWTH SUBACCOUNT
               Statement of Assets and Liabilities
                        December 31, 2001
ASSETS:
  Investment in LB Series Fund, Inc. - World Growth
      Portfolio 15,437,137 shares at net asset value of
      $10.02 per share (cost $182,850,210)           $154,626,705
  Receivable from LBVIP for annuity reserve
      adjustment                                           52,388
                                                   ---------------
      Total assets                                    154,679,093
                                                   ---------------
                                                   ---------------
LIABILITIES:
  Payable to LBVIP for units redeemed                     155,547
  Payable to LBVIP for mortality and expense risk
      charge                                              142,243
                                                   ---------------
      Total liabilities                                   297,790
                                                   ---------------

NET ASSETS                                           $154,381,303
                                                   ===============
                                                   ===============

NET ASSETS APPLICABLE TO ANNUITY
    CONTRACT OWNERS:
Contracts in accumulation period, accumulation units
       outstanding of 13,795,948                     $152,145,818
Reserves for contracts in annuity payment period
        (note 2)                                        2,235,485
                                                   ---------------
NET ASSETS                                           $154,381,303
                                                   ===============
                                                   ===============
Unit value (accumulation net assets divided by
         accumulation units outstanding)                   $11.03
                                                          ========

                LBVIP VARIABLE ANNUITY ACCOUNT I
                    WORLD GROWTH SUBACCOUNT
                    Statement of Operations
                  Year Ended December 31, 2001

   INVESTMENT INCOME:
     Dividend income                            $    690,596
     Mortality and expense risk charge            (1,919,279)
                                                --------------
          Net investment loss                     (1,228,683)
                                                --------------

   REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
     Net realized gain on investments             12,545,848
     Net change in unrealized appreciation or
          depreciation of investments            (57,446,740)
                                                --------------
          Net loss on investments                (44,900,892)
                                                --------------
          Net change in net assets resulting
             from operations                    $(46,129,575)
                                                ==============

                                                LBVIP VARIABLE ANNUITY ACCOUNT I
                                                     WORLD GROWTH SUBACCOUNT
                                               Statement of Changes in Net Assets
                                             Years Ended December 31, 2001 and 2000

                                                                                      2001               2000
                                                                                 ----------------   ----------------
              INCREASE (DECREASE) IN NET ASSETS:
              OPERATIONS:
              Net investment loss                                                $   (1,228,683)    $   (2,476,152)
              Net realized gain on investments                                       12,545,848         7,351,526
              Net change in unrealized appreciation or depreciation of
                 investments                                                        (57,446,740)      (47,027,702)
                                                                                 ----------------   ----------------
                 Net change in net assets resulting from operations                 (46,129,575)      (42,152,328)
                                                                                 ----------------   ----------------

              UNIT TRANSACTIONS:
              Proceeds from units issued                                              9,321,979        23,396,537
              Net asset value of units redeemed                                     (14,419,502)      (16,629,518)
              Annuity benefit payments                                                 (190,661)         (164,042)
              Adjustments to annuity reserves                                            13,522            11,628
              Transfers from other subaccounts                                       23,614,553        59,141,034
              Transfers to other subaccounts                                        (29,553,989)      (33,276,784)
              Transfers from fixed account                                              117,021           459,227
              Transfers to fixed account                                             (1,178,288)         (758,855)
                                                                                 ----------------   ----------------

                 Net change in net assets resulting from unit transactions          (12,275,365)       32,179,227
                                                                                 ----------------   ----------------
                 Net change in net assets                                           (58,404,940)       (9,973,101)

              NET ASSETS:
              Beginning of period                                                   212,786,243       222,759,344
                                                                                 ----------------   ----------------
              End of period                                                      $  154,381,303     $ 212,786,243
                                                                                 ================   ================

                              The accompanying notes are an integral part of these financial statements.

                LBVIP VARIABLE ANNUITY ACCOUNT I
                      FI ALL CAP SUBACCOUNT
               Statement of Assets and Liabilities
                        December 31, 2001
ASSETS:
  Investment in LB Series Fund, Inc. - FI All Cap
     Portfolio 137,602 shares at net asset value of
     $10.30 per share (cost $1,388,528)              $  1,418,658
  Receivable from LBVIP for units issued                  112,386
                                                  ----------------
      Total assets                                      1,531,044
                                                  ----------------

LIABILITIES:
  Payable to LBVIP for mortality and expense risk
       charge                                               1,011
                                                  ----------------
      Total liabilities                                     1,011
                                                  ----------------
NET ASSETS                                           $  1,530,033
                                                  ================

NET ASSETS APPLICABLE TO ANNUITY
    CONTRACT OWNERS:
Contracts in accumulation period, accumulation
      units outstanding of 148,542                   $  1,530,033
                                                  ----------------
NET ASSETS                                           $  1,530,033
                                                  ================
Unit value (accumulation net assets divided by
       accumulation units outstanding)                    $ 10.30
                                                          ========

                 LBVIP VARIABLE ANNUITY ACCOUNT I
                      FI ALL CAP SUBACCOUNT
                     Statement of Operations
    For the period from November 30, 2001 (effective date) to
                        December 31, 2001

   INVESTMENT INCOME:
     Mortality and expense risk charge              $   (1,011)
                                                    ------------
            Net investment loss                         (1,011)
                                                    ------------

   REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:

      Net change in unrealized appreciation or
            depreciation of investments                 30,130
                                                    ------------
            Net gain on investments                     30,130
                                                    ------------
            Net change in net assets resulting from
                 operations                         $   29,119
                                                    ============

                                            LBVIP VARIABLE ANNUITY ACCOUNT I
                                                 FI ALL CAP SUBACCOUNT
                                           Statement of Changes in Net Assets
                      For the period from November 30, 2001 (effective date) to December 31, 2001

                   INCREASE (DECREASE) IN NET ASSETS:
                   OPERATIONS:
                   Net investment loss.                                                  $    (1,011)
                   Net change in unrealized appreciation or depreciation
                     of investments                                                           30,130
                                                                                        --------------
                      Net change in net assets resulting from operations                      29,119
                                                                                        --------------

                   UNIT TRANSACTIONS:
                   Proceeds from units issued                                              1,006,196
                   Net asset value of units redeemed                                            (717)
                   Transfers from other subaccounts                                          601,950
                   Transfers to other subaccounts                                           (106,515)

                      Net change in net assets resulting from unit transactions            1,500,914
                                                                                        --------------
                      Net change in net assets                                             1,530,033

                   NET ASSETS:
                   Beginning of period                                                             -
                                                                                        --------------
                   End of period                                                         $ 1,530,033
                                                                                        ==============

                              The accompanying notes are an integral part of these financial statements.

                 LBVIP VARIABLE ANNUITY ACCOUNT I
                        GROWTH SUBACCOUNT
               Statement of Assets and Liabilities
                        December 31, 2001
ASSETS:
  Investment in LB Series Fund, Inc. - Growth
      Portfolio 118,304,155 shares at net asset value of
      $15.25 per share (cost $2,157,412,057)        $1,804,086,410
  Receivable from LBVIP for annuity reserve
       adjustment                                          545,768
                                                   ----------------
      Total assets                                   1,804,632,178
                                                   ----------------
LIABILITIES:
  Payable to LBVIP for units redeemed                      441,566
  Payable to LBVIP for mortality and expense risk
        charge                                           1,686,615
                                                   ----------------
      Total liabilities                                  2,128,181
                                                   ----------------
NET ASSETS                                          $1,802,503,997
                                                   ================

NET ASSETS APPLICABLE TO ANNUITY
    CONTRACT OWNERS:
Contracts in accumulation period, accumulation
units outstanding of 34,412,374                     $1,774,611,022
Reserves for contracts in annuity payment period
      (note 2)                                          27,892,975
                                                   ----------------
NET ASSETS                                          $1,802,503,997
                                                   ================
Unit value (accumulation net assets divided by
       accumulation units outstanding)                      $51.57
                                                           ========

                LBVIP VARIABLE ANNUITY ACCOUNT I
                        GROWTH SUBACCOUNT
                     Statement of Operations
                  Year Ended December 31, 2001

   INVESTMENT INCOME:
     Dividend income                            $    4,695,365
     Mortality and expense risk charge             (22,355,240)
                                                ---------------
          Net investment loss                      (17,659,875)
                                                ---------------
   REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
     Net realized gain on investments              454,819,766
     Net change in unrealized appreciation or
          depreciation of investments             (924,473,411)
                                                ---------------
          Net loss on investments                 (469,653,645)
                                                ---------------
          Net change in net assets resulting
           from operations                       $(487,313,520)
                                                ===============

                                               LBVIP VARIABLE ANNUITY ACCOUNT I
                                                      GROWTH SUBACCOUNT
                                              Statement of Changes in Net Assets
                                            Years Ended December 31, 2001 and 2000
                                                                                    2001               2000
                                                                              -----------------   ---------------
              INCREASE (DECREASE) IN NET ASSETS:
              OPERATIONS:
              Net investment loss                                             $  (17,659,875)       (22,061,414)
              Net realized gain on investments                                   454,819,766        511,455,559
              Net change in unrealized appreciation or depreciation of
              investments                                                       (924,473,411)      (644,048,097)
                                                                              -----------------   ---------------
                 Net change in net assets resulting from operations             (487,313,520)      (154,653,952)
                                                                              -----------------   ---------------
              UNIT TRANSACTIONS:
              Proceeds from units issued                                          62,632,838        128,748,349
              Net asset value of units redeemed                                 (186,768,957)      (215,228,205)
              Annuity benefit payments                                            (2,753,485)        (2,636,521)
              Adjustments to annuity reserves                                         80,313            222,315
              Transfers from other subaccounts                                   153,363,283        258,673,582
              Transfers to other subaccounts                                    (206,117,335)      (279,946,095)
              Transfers from fixed account                                         1,376,686          2,980,690
              Transfers to fixed account                                         (12,675,448)       (10,155,869)
                                                                              -----------------   ---------------
                 Net change in net assets resulting from unit transactions      (190,862,105)      (117,341,754)
                                                                              -----------------   ---------------
                 Net change in net assets                                       (678,175,625)      (271,995,706)

              NET ASSETS:
              Beginning of period                                              2,480,679,622      2,752,675,328
                                                                              -----------------   ---------------
              End of period                                                   $1,802,503,997      2,480,679,622
                                                                              =================   ===============

                               The accompanying notes are an integral part of the financial statements.

                LBVIP VARIABLE ANNUITY ACCOUNT I
                 MFS INVESTORS GROWTH SUBACCOUNT
               Statement of Assets and Liabilities
                        December 31, 2001
ASSETS:
  Investment in LB Series Fund, Inc. - MFS Investors
       Growth Portfolio 126,284 shares at net asset value
       of $10.08 per share (cost $1,266,258)         $  1,274,066
  Receivable from LBVIP for units issued                   54,405
                                                   ---------------
      Total assets                                      1,328,471
                                                   ---------------

LIABILITIES:
  Payable to LBVIP for mortality and expense risk
      charge                                                  969
                                                   ---------------
      Total liabilities                                       969
                                                   ---------------
NET ASSETS                                           $  1,327,502
                                                   ===============

NET ASSETS APPLICABLE TO ANNUITY
    CONTRACT OWNERS:
Contracts in accumulation period, accumulation units
       outstanding of 131,703                        $  1,327,502
                                                   ---------------
NET ASSETS                                           $  1,327,502
                                                   ===============
Unit value (accumulation net assets divided by
       accumulation units outstanding)                     $10.08
                                                          ========

                 LBVIP VARIABLE ANNUITY ACCOUNT I
                 MFS INVESTORS GROWTH SUBACCOUNT
                     Statement of Operations
    For the period from November 30, 2001 (effective date) to
                        December 31, 2001

   INVESTMENT INCOME:
     Mortality and expense risk charge             $      (969)
                                                   ------------
           Net investment loss                            (969)
                                                   ------------
   REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:

      Net change in unrealized appreciation or
           depreciation of investments                   7,807
                                                   ------------
           Net gain on investments                       7,807
                                                   ------------
           Net increase in net assets resulting
               from operations                     $     6,838
                                                   ============

                                          LBVIP VARIABLE ANNUITY ACCOUNT I
                                          MFS INVESTORS GROWTH SUBACCOUNT
                                         Statement of Changes in Net Assets
                    For the period from November 30, 2001 (effective date) to December 31, 2001

                   INCREASE (DECREASE) IN NET ASSETS:
                   OPERATIONS:
                   Net investment loss                                                $      (969)
                   Net change in unrealized appreciation or depreciation of
                      investments                                                           7,807
                                                                                      -------------
                      Net change in net assets resulting from operations                    6,838
                                                                                      -------------
                   UNIT TRANSACTIONS:
                   Proceeds from units issued                                           1,002,539
                   Net asset value of units redeemed                                       (2,992)
                   Transfers from other subaccounts                                       325,987
                   Transfers to other subaccounts                                          (4,870)
                                                                                      -------------
                      Net change in net assets resulting from unit transactions         1,320,664
                                                                                      -------------
                      Net change in net assets                                          1,327,502

                   NET ASSETS:
                   Beginning of period                                                          -
                                                                                      -------------
                   End of period                                                      $ 1,327,502
                                                                                      =============

                              The accompanying notes are an integral part of these financial statements.

                LBVIP VARIABLE ANNUITY ACCOUNT I
                   TRP GROWTH STOCK SUBACCOUNT
               Statement of Assets and Liabilities
                        December 31, 2001
ASSETS:
  Investment in LB Series Fund, Inc. - TRP Growth
        Stock Portfolio 125,947 shares at net asset value
        of $10.16 per share (cost $1,264,224)        $  1,280,029
  Receivable from LBVIP for units issued                   97,087
                                                   ---------------
      Total assets                                      1,377,116
                                                   ---------------
LIABILITIES:
  Payable to LBVIP for mortality and expense risk
        Charge                                                975
                                                   ---------------
      Total liabilities                                       975
                                                   ---------------
NET ASSETS                                           $  1,376,141
                                                   ===============
NET ASSETS APPLICABLE TO ANNUITY
    CONTRACT OWNERS:
Contracts in accumulation period, accumulation
units outstanding of 135,529                          $  1,376,141
                                                   ---------------
NET ASSETS                                           $  1,376,141
                                                   ===============
Unit value (accumulation net assets divided by
        accumulation units outstanding)                    $10.15
                                                          ========

                LBVIP VARIABLE ANNUITY ACCOUNT I
                  TRP GROWTH STOCK SUBACCOUNT
                    Statement of Operations
   For the period from November 30, 2001 (effective date) to
                       December 31, 2001

   INVESTMENT INCOME:
     Mortality and expense risk charge             $     (975)
                                                   -----------
          Net investment loss                            (975)
                                                   -----------
   REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:

     Net change in unrealized appreciation or
          depreciation of investments                  15,805
                                                   -----------
          Net gain on investments                      15,805
                                                   -----------
          Net increase in net assets resulting
              from operations                      $   14,830
                                                   ===========

                                          LBVIP VARIABLE ANNUITY ACCOUNT I
                                             TRP GROWTH STOCK SUBACCOUNT
                                         Statement of Changes in Net Assets
                     For the period from November 30, 2001 (effective date) to December 31, 2001

                   INCREASE (DECREASE) IN NET ASSETS:
                   OPERATIONS:
                   Net investment loss                                                $      (975)
                   Net change in unrealized appreciation or depreciation of
                   investments                                                             15,805
                                                                                      -------------
                      Net change in net assets resulting from operations                   14,830
                                                                                      -------------
                   UNIT TRANSACTIONS:
                   Proceeds from units issued                                           1,002,028
                   Transfers from other subaccounts                                       502,434
                   Transfers to other subaccounts                                        (143,151)
                                                                                      -------------
                      Net change in net assets resulting from unit transactions         1,361,311
                                                                                      -------------
                      Net change in net assets                                          1,376,141

                   NET ASSETS:
                   Beginning of period                                                          -
                                                                                      -------------
                   End of period                                                      $ 1,376,141
                                                                                      =============

                              The accompanying notes are an integral part of these financial statements.

                LBVIP VARIABLE ANNUITY ACCOUNT I
                        VALUE SUBACCOUNT
               Statement of Assets and Liabilities
                        December 31, 2001

ASSETS:
  Investment in LB Series Fund, Inc. - Value Portfolio
     151,390 shares at net asset value of $10.14 per
     share (cost $1,522,502)                         $  1,535,743
  Receivable from LBVIP for units issued                  367,307
                                                   ---------------
      Total assets                                      1,903,050
                                                   ---------------
LIABILITIES:
  Payable to LBVIP for mortality and expense risk
       charge                                               1,002
                                                   ---------------
      Total liabilities                                     1,002
                                                   ---------------
NET ASSETS                                           $  1,902,048
                                                   ===============

NET ASSETS APPLICABLE TO ANNUITY
    CONTRACT OWNERS:
Contracts in accumulation period, accumulation
units outstanding of 187,673                         $  1,902,048
                                                   ---------------
NET ASSETS                                           $  1,902,048
                                                   ===============
Unit value (accumulation net assets divided by
        accumulation units outstanding)                    $10.13
                                                          ========

                  LBVIP VARIABLE ANNUITY ACCOUNT I
                          VALUE SUBACCOUNT
                       Statement of Operations

      For the period from November 30, 2001 (effective date) to
                          December 31, 2001

     INVESTMENT INCOME:
       Mortality and expense risk charge             $   (1,002)
                                                     ------------
            Net investment loss                          (1,002)
                                                     ------------
     REALIZED AND UNREALIZED GAIN (LOSS)
         ON INVESTMENTS:

       Net change in unrealized appreciation or
             depreciation of investments                 13,241
                                                     ------------
             Net gain on investments                     13,241
                                                     ------------
             Net increase in net assets resulting
                 from operations                     $   12,239
                                                     ============

                                           LBVIP VARIABLE ANNUITY ACCOUNT I
                                                   VALUE SUBACCOUNT
                                          Statement of Changes in Net Assets
                     For the period from November 30, 2001 (effective date) to December 31, 2001

                   INCREASE (DECREASE) IN NET ASSETS:
                   OPERATIONS:
                   Net investment loss                                                $     (1,002)
                   Net change in unrealized appreciation or depreciation of
                   investments                                                              13,241
                                                                                      --------------
                      Net change in net assets resulting from operations                    12,239
                                                                                      --------------
                   UNIT TRANSACTIONS:
                   Proceeds from units issued                                            1,023,361
                   Transfers from other subaccounts                                        989,577
                   Transfers to other subaccounts                                         (123,129)
                                                                                      --------------
                      Net change in net assets resulting from unit transactions          1,889,809
                                                                                      --------------
                      Net change in net assets                                           1,902,048

                   NET ASSETS:
                   Beginning of period                                                           -
                                                                                      --------------
                   End of period                                                      $  1,902,048
                                                                                      ==============

                              The accompanying notes are an integral part of these financial statements.

                LBVIP VARIABLE ANNUITY ACCOUNT I
                      HIGH YIELD SUBACCOUNT
               Statement of Assets and Liabilities
                        December 31, 2001
ASSETS:
  Investment in LB Series Fund, Inc. - High Yield
      Portfolio 89,579,527 shares at net asset value of
      $5.41 per share (cost $830,179,212)            $484,523,821
  Receivable from LBVIP for annuity reserve
      adjustment                                          205,975
                                                   ---------------
      Total assets                                    484,729,796
                                                   ---------------
LIABILITIES:
  Payable to LBVIP for units redeemed                     266,424
  Payable to LBVIP for mortality and expense risk
        charge                                            453,339
                                                   ---------------
      Total liabilities                                   719,763
                                                   ---------------
NET ASSETS                                           $484,010,033
                                                   ===============

NET ASSETS APPLICABLE TO ANNUITY
    CONTRACT OWNERS:
Contracts in accumulation period, accumulation units
      outstanding of 21,648,532                      $474,691,922
Reserves for contracts in annuity payment period
      (note 2)                                          9,318,111
                                                   ---------------
NET ASSETS                                           $484,010,033
                                                   ===============
Unit value (accumulation net assets divided by
      accumulation units outstanding)                      $21.93
                                                          ========

                 LBVIP VARIABLE ANNUITY ACCOUNT I
                      HIGH YIELD SUBACCOUNT
                     Statement of Operations
                   Year Ended December 31, 2001

    INVESTMENT INCOME:
      Dividend income                            $  70,525,701
      Mortality and expense risk charge             (6,018,499)
                                                 --------------
             Net investment income                  64,507,202
                                                 --------------
    REALIZED AND UNREALIZED GAIN (LOSS)
        ON INVESTMENTS:
      Net realized loss on investments             (51,259,731)
      Net change in unrealized appreciation or
            depreciation of investments            (38,885,444)
                                                 --------------
            Net loss on investments                (90,145,175)
                                                 --------------
            Net change in net assets resulting
                 from operations                  $(25,637,973)
                                                 ==============

                                                LBVIP VARIABLE ANNUITY ACCOUNT I
                                                      HIGH YIELD SUBACCOUNT
                                               Statement of Changes in Net Assets
                                             Years Ended December 31, 2001 and 2000
                                                                                      2001              2000
                                                                                 ---------------   ----------------
               INCREASE (DECREASE) IN NET ASSETS:
               OPERATIONS:
               Net investment income                                             $  64,507,202     $   82,800,877
               Net realized loss on investments                                    (51,259,731)      (19,132,823)
               Net change in unrealized appreciation or depreciation of
               investments                                                         (38,885,444)     (227,836,327)
                                                                                 ---------------   ----------------
                  Net change in net assets resulting from operations               (25,637,973)     (164,168,273)
                                                                                 ---------------   ----------------
               UNIT TRANSACTIONS:
               Proceeds from units issued                                           21,978,726        49,685,434
               Net asset value of units redeemed                                   (62,296,889)      (75,980,887)
               Annuity benefit payments                                               (957,942)         (794,349)
               Adjustments to annuity reserves                                          59,270            50,473
               Transfers from other subaccounts                                     32,848,127        57,659,978
               Transfers to other subaccounts                                      (64,549,257)     (105,935,374)
               Transfers from fixed account                                            245,734           755,476
               Transfers to fixed account                                           (4,292,477)       (3,996,282)
                                                                                 ---------------   ----------------
                  Net change in net assets resulting from unit transactions        (76,964,708)      (78,555,531)
                                                                                 ---------------   ----------------
                  Net change in net assets                                        (102,602,681)     (242,723,804)

               NET ASSETS:
               Beginning of period                                                 586,612,714       829,336,518
                                                                                 ---------------   ----------------
               End of period                                                     $ 484,010,033     $ 586,612,714
                                                                                 ===============   ================

                               The accompanying notes are an integral part of the financial statements.

                LBVIP VARIABLE ANNUITY ACCOUNT I
                        INCOME SUBACCOUNT
               Statement of Assets and Liabilities
                        December 31, 2001

ASSETS:
  Investment in LB Series Fund, Inc. - Income
      Portfolio 64,306,854 shares at net asset value of
      $9.80 per share (cost $636,454,270)
                                                     $630,133,834
  Receivable from LBVIP for annuity reserve
       adjustment                                         197,723
                                                   ---------------
      Total assets                                    630,331,557
                                                   ---------------
LIABILITIES:
  Payable to LBVIP for units redeemed                     226,949
  Payable to LBVIP for mortality and expense risk
      charge                                              588,271
                                                   ---------------
      Total liabilities                                   815,220
                                                   ---------------
NET ASSETS                                           $629,516,337
                                                   ===============

NET ASSETS APPLICABLE TO ANNUITY
    CONTRACT OWNERS:
Contracts in accumulation period, accumulation units
        outstanding of 24,422,984                    $619,232,582
Reserves for contracts in annuity payment period
      (note 2)                                         10,283,755
                                                   ---------------
NET ASSETS                                           $629,516,337
                                                   ===============
Unit value (accumulation net assets divided by
      accumulation units outstanding)                      $25.35
                                                          ========

                LBVIP VARIABLE ANNUITY ACCOUNT I
                       INCOME SUBACCOUNT
                    Statement of Operations

                  Year Ended December 31, 2001

   INVESTMENT INCOME:
     Dividend income                            $  38,525,719
     Mortality and expense risk charge             (6,948,080)
                                                --------------
            Net investment income                  31,577,639
                                                --------------
   REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
     Net realized loss on investments                (274,545)
     Net change in unrealized appreciation or
           depreciation of investments              5,780,221
                                                --------------
           Net gain on investments                  5,505,676
                                                --------------
           Net change in net assets resulting
               from operations                   $ 37,083,315
                                                ==============

                                               LBVIP VARIABLE ANNUITY ACCOUNT I
                                                       INCOME SUBACCOUNT
                                              Statement of Changes in Net Assets
                                            Years Ended December 31, 2001 and 2000
                                                                                     2001              2000
                                                                                 --------------   ---------------
               INCREASE (DECREASE) IN NET ASSETS:
               OPERATIONS:
               Net investment income                                             $  31,577,639    $  34,327,441
               Net realized loss on investments                                       (274,545)      (4,474,424)
               Net change in unrealized appreciation or depreciation
                 of investments                                                      5,780,221       22,659,439
                                                                                 --------------   ---------------
                  Net change in net assets resulting from operations                37,083,315       52,512,456
                                                                                 --------------   ---------------
               UNIT TRANSACTIONS:
               Proceeds from units issued                                           28,162,718       34,803,354
               Net asset value of units redeemed                                   (80,135,938)     (65,622,840)
               Annuity benefit payments                                               (770,832)        (558,431)
               Adjustments to annuity reserves                                          81,991           60,131
               Transfers from other subaccounts                                    105,844,438       46,206,044
               Transfers to other subaccounts                                      (64,953,675)     (81,785,380)
               Transfers from fixed account                                            906,894          468,801
               Transfers to fixed account                                           (4,067,674)      (5,117,401)
                                                                                 --------------   ---------------
                  Net change in net assets resulting from unit transactions        (14,932,078)     (71,545,722)
                                                                                 --------------   ---------------
                  Net change in net assets                                          22,151,237      (19,033,266)

               NET ASSETS:
               Beginning of period                                                 607,365,100      626,398,366
                                                                                 --------------   ---------------
               End of period                                                     $ 629,516,337    $ 607,365,100
                                                                                 ==============   ===============

                              The accompanying notes are an integral part of these financial statements.

                LBVIP VARIABLE ANNUITY ACCOUNT I
                   LIMITED MATURITY SUBACCOUNT
               Statement of Assets and Liabilities
                        December 31, 2001

ASSETS:
  Investment in LB Series Fund, Inc. - Limited
      Maturity Portfolio 462,259 shares at net asset value
      of $9.91 per share (cost $4,614,885)           $  4,582,007
  Receivable from LBVIP for units issued                   86,604
                                                   ---------------
      Total assets                                      4,668,611
                                                   ---------------
LIABILITIES:
  Payable to LBVIP for mortality and expense risk
       charge                                               3,772
                                                   ---------------
      Total liabilities                                     3,772
                                                   ---------------
NET ASSETS                                           $  4,664,839
                                                   ===============

NET ASSETS APPLICABLE TO ANNUITY
    CONTRACT OWNERS:
Contracts in accumulation period, accumulation units
        outstanding of 469,763                       $  4,664,839
                                                   ---------------
NET ASSETS                                           $  4,664,839
                                                   ===============
Unit value (accumulation net assets divided by
       accumulation units outstanding)                      $9.93
                                                          ========

                LBVIP VARIABLE ANNUITY ACCOUNT I
                  LIMITED MATURITY SUBACCOUNT
                    Statement of Operations

   For the period from November 30, 2001 (effective date) to
                       December 31, 2001

   INVESTMENT INCOME:
     Dividend income                            $     11,081
     Mortality and expense risk charge                (3,772)
                                                --------------
            Net investment income                      7,309
                                                --------------
   REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:

      Net change in unrealized appreciation or
          depreciation of investments                (32,878)
                                                --------------
          Net loss on investments                    (32,878)
                                                --------------
          Net change in net assets resulting
               from operations                   $   (25,569)
                                                ==============

                                          LBVIP VARIABLE ANNUITY ACCOUNT I
                                             LIMITED MATURITY SUBACCOUNT
                                         Statement of Changes in Net Assets
                     For the period from November 30, 2001 (effective date) to December 31, 2001

                INCREASE (DECREASE) IN NET ASSETS:
                OPERATIONS:
                Net investment income                                                   $      7,309
                Net change in unrealized appreciation or depreciation of investments         (32,878)
                                                                                        --------------
                   Net change in net assets resulting from operations                        (25,569)
                                                                                        --------------
                UNIT TRANSACTIONS:
                Proceeds from units issued                                                 4,042,850
                Net asset value of units redeemed                                            (10,595)
                Transfers from other subaccounts                                             820,363
                Transfers to other subaccounts                                              (162,210)
                   Net change in net assets resulting from unit transactions               4,690,408
                                                                                        --------------
                   Net change in net assets                                                4,664,839

                NET ASSETS:
                Beginning of period                                                                -
                                                                                        --------------
                End of period                                                           $  4,664,839
                                                                                        ==============

                              The accompanying notes are an integral part of these financial statements.

                LBVIP VARIABLE ANNUITY ACCOUNT I
                     MONEY MARKET SUBACCOUNT
               Statement of Assets and Liabilities
                        December 31, 2001

ASSETS:
  Investment in LB Series Fund, Inc. - Money Market
       Portfolio 162,972,525 shares at net asset value of
       $1.00 per share (cost $162,972,525)           $162,972,525
  Receivable from LBVIP for annuity reserve
        adjustment                                         15,784
                                                   ---------------
      Total assets                                    162,988,309
                                                   ---------------
LIABILITIES:
  Payable to LBVIP for units redeemed                     498,477
  Payable to LBVIP for mortality and expense risk
        charge                                            152,993
                                                   ---------------
      Total liabilities                                   651,470
                                                   ---------------
NET ASSETS                                           $162,336,839
                                                   ===============

NET ASSETS APPLICABLE TO ANNUITY
    CONTRACT OWNERS:
Contracts in accumulation period, accumulation
      units outstanding of 89,170,526                $161,074,406
Reserves for contracts in annuity payment period
      (note 2)                                          1,262,433
                                                   ---------------
NET ASSETS                                           $162,336,839
                                                   ===============
Unit value (accumulation net assets divided by
      accumulation units outstanding)                       $1.81
                                                          ========

             LBVIP VARIABLE ANNUITY ACCOUNT I
                  MONEY MARKET SUBACCOUNT
                  Statement of Operations

               Year Ended December 31, 2001

INVESTMENT INCOME:
  Dividend income                            $   5,863,772
  Mortality and expense risk charge             (1,708,418)
                                              --------------
        Net investment income                 $  4,155,354
                                              ==============

                                             LBVIP VARIABLE ANNUITY ACCOUNT I
                                                  MONEY MARKET SUBACCOUNT
                                            Statement of Changes in Net Assets
                                          Years Ended December 31, 2001 and 2000
                                                                               2001               2000
                                                                          ---------------    ---------------
                INCREASE (DECREASE) IN NET ASSETS:
                OPERATIONS:
                Net investment income                                     $   4,155,354      $    6,160,760
                                                                          ---------------    ---------------
                UNIT TRANSACTIONS:
                Proceeds from units issued                                   32,284,628         37,177,476
                Net asset value of units redeemed                           (32,157,620)       (24,647,383)
                Annuity benefit payments                                        (89,520)          (100,136)
                Adjustments to annuity reserves                                   7,031              5,084
                Transfers from other subaccounts                            146,349,136        133,523,822
                Transfers to other subaccounts                             (111,470,437)      (157,984,731)
                Transfers from fixed account                                  2,621,483          8,892,654
                Transfers to fixed account                                  (10,229,302)       (12,558,063)
                                                                          ---------------    ---------------
                   Net change in net assets resulting from unit
                     transactions                                            27,315,399        (15,691,277)
                                                                          ---------------    ---------------
                   Net change in net assets                                  31,470,753         (9,530,517)

                NET ASSETS:
                Beginning of period                                         130,866,086        140,396,603
                                                                          ---------------    ---------------
                End of period                                             $ 162,336,839      $ 130,866,086
                                                                          ===============    ===============

                              The accompanying notes are an integral part of these financial statements.

                              LBVIP VARIABLE ANNUITY ACCOUNT I
                                Notes to Financial Statements

(1) ORGANIZATION
    The LBVIP Variable Annuity Account I (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is established as a separate account of Lutheran Brotherhood Variable Insurance Products Company (LBVIP).
    LBVIP offers financial services to Lutherans and through its parent, Lutheran
    Brotherhood Financial Corporation, is a wholly owned subsidiary of Lutheran
    Brotherhood, a fraternal benefit society.  The Variable Account contains fourteen subaccounts - Opportunity Growth, FTI Small Cap Growth, MFS Mid Cap Growth, Mid Cap
    Growth, World Growth, FI All Cap, Growth, MFS Investors Growth, TRP Growth Stock,
    Value, High Yield, Income, Limited Maturity Bond and Money Market - each of which invests in a corresponding portfolio of the LB Series Fund, Inc. (the Fund).  The Fund is
    registered under the Investment Company Act of 1940 as a diversified open-end investment company.

    Effective January 1, 2002, Lutheran Brotherhood has merged with and into Aid
    Association for Lutherans (AAL). The Variable Account continues to operate as a separate account of LBVIP.

    The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by LBVIP.  Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of LBVIP.  The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by LBVIP.

(2) SIGNIFICANT ACCOUNTING POLICIES

    Investments
    The investments in shares of the Fund are stated at the net asset value of the Fund.
    The cost of shares sold and redeemed is determined on the average cost method.
    Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

    Federal Income Taxes
    LBVIP is taxed as a life insurance company and includes its flexible premium deferred variable annuity operations in its tax return.  LBVIP anticipates no tax liability resulting from the operations of the Variable Account.  Consequently, no provision for income taxes has been charged against the Variable Account.  LBVIP reserves the right to charge for taxes in the future.

    Annuity Reserves
    Annuity reserves are computed for currently payable contracts according to the 1983
    Table A mortality table and the 2000 IAM mortality table.  The assumed interest is 3.5 percent.  Changes to annuity reserves are based on actual mortality and risk experience.  If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reimbursed to LBVIP.  If additional reserves are required, LBVIP reimburses the Variable Account.

    Other
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

(3) RELATED PARTY TRANSACTIONS

    Proceeds received by the Variable Account from units issued represent gross contract premiums received by LBVIP less any applicable premium taxes.  Premium tax deductions were $2,001 in 2000.  There were no premium tax deductions in 2001.  No charge for sales distribution expense is deducted from premiums received.

    A surrender charge is deducted from the accumulated value of the contract to compensate  LBVIP if a contract is surrendered in whole or in part during the first six years the contract is in force.  The surrender charge is 6% during the first contract year,  and decreases by 1% each subsequent contract year.  For purposes of the surrender charge calculation, up to 10% of a contract's accumulated value may be
    excluded from the calculation each year.   This charge is deducted by redeeming units
    of the subaccounts of the Variable Account.  Surrender charges of $898,356 and $938,910 were deducted in 2001 and 2000, respectively.

    An annual administrative charge of $30 is deducted on each contract anniversary from the accumulated value of the contract to compensate LBVIP for administrative expenses relating to the contract and the Variable Account.  This charge is deducted by redeeming units of the subaccounts of the Variable Account.  No such charge is deducted from contracts which total premiums paid, less surrenders, equals or exceeds $5,000.
    No administrative charge is payable during the annuity period.  Administrative charges of $173,208 and $135,496 were deducted in 2001 and 2000, respectively.

    A daily charge is deducted from the value of the net assets of the Variable Account to compensate LBVIP for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.1% of the average daily net assets of the Variable Account.  Mortality and expense risk charges of $42,561,795 and
    $53,171,544 were deducted in 2001 and 2000, respectively.

    A fixed account investment option is available for Contract Owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of LBVIP and invested by LBVIP as allowed by applicable law.
    Accordingly,  the fixed account assets are not included in the Variable Account financial statements.  The asset value of net transfers from (to) the fixed account was
    ($29,228,327) and ($17,850,627) in 2001 and 2000, respectively.

(4) UNIT ACTIVITY

    Transactions in accumulation units (including transfers among subaccounts) were as follows:
                                                                                    Subaccounts
                                       ------------------------------------------------------------------------------------------------------
                                        Opportunity    FTI Small Cap   MFS Mid Cap     Mid Cap        World        FI All
                                           Growth         Growth         Growth        Growth        Growth          Cap         Growth
                                       -----------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1999   11,816,789              -               -     6,431,896    13,003,269             -    39,848,868
  Units issued                            3,705,075              -               -     8,423,469     5,295,646             -     5,634,086
  Units redeemed                         (2,765,175)             -               -    (2,683,771)   (3,388,920)            -    (7,477,695)
                                       -----------------------------------------------------------------------------------------------------

Units outstanding at December 31, 2000   12,756,689              -               -    12,171,594    14,909,995             -    38,005,259
  Units issued                            2,278,638        119,433         137,851     4,503,511     2,869,400       158,943     4,158,517
  Units redeemed                         (3,290,497)          (729)         (1,280)   (3,865,533)   (3,983,447)      (10,401)   (7,751,402)
                                       -----------------------------------------------------------------------------------------------------

Units outstanding at December 31, 2001   11,744,830        118,704         136,571    12,809,572    13,795,948       148,542    34,412,374
                                       =====================================================================================================
                                       =====================================================================================================

                                                                                    Subaccounts
                                       ------------------------------------------------------------------------------------------------------
                                                                                                                    Limited
                                       MFS Investors        TRP                          High                       Maturity       Money
                                           Growth      Growth Stock       Value         Yield         Income         Bond         Market
                                       ------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1999            -              -               -    28,113,688     28,451,334             -    83,641,287
  Units issued                                    -              -               -     3,965,348      3,816,660             -   105,617,611
  Units redeemed                                  -              -               -    (6,958,347)    (7,145,078)            -  (115,193,642)
                                       ------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 2000            -              -               -    25,120,689     25,122,916             -    74,065,256
  Units issued                              132,769        149,579         199,746     2,583,276      5,573,571       488,294   102,631,981
  Units redeemed                             (1,066)       (14,050)        (12,073)   (6,055,433)    (6,273,503)      (18,531)  (87,526,711)
                                       ------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 2001      131,703        135,529         187,673    21,648,532     24,422,984       469,763    89,170,526
                                       ======================================================================================================

(5)  PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the LB Series
Fund, Inc. were as follows:

                                                                                    Subaccounts
                                       ------------------------------------------------------------------------------------------------------
                                        Opportunity    FTI Small Cap   MFS Mid Cap     Mid Cap        World        FI All
                                           Growth         Growth         Growth        Growth        Growth          Cap         Growth
                                       -----------------------------------------------------------------------------------------------------
For the year ended December 31, 2000
    Purchases                             $19,912,925       $ -            $ -       $117,802,672   $42,625,111      $ -       $488,769,587
    Sales                                   7,266,948            -                -     1,190,768     6,410,982            -    170,187,108

For the year ended December 31, 2001
    Purchases                             $16,014,153      $1,159,093    $1,347,097   $39,119,465   $25,785,170    $1,388,529 $4488,097,903
    Sales                                  19,389,796            -                -    14,333,764    23,725,367            -    220,983,020

                                                                                    Subaccounts
                                       ------------------------------------------------------------------------------------------------------
                                       MFS Investors        TRP                          High                       Limited        Money
                                           Growth      Growth Stock       Value         Yield         Income       Maturity       Market
                                       ------------------------------------------------------------------------------------------------------
For the year ended December 31, 2000        $ -             $ -            $ -         $93,583,376   $44,054,293      $ -        $59,701,381
    Purchases                                    -                -              -      89,891,116    81,485,941            -     69,567,859
    Sales

For the year ended December 31, 2001       $1,266,259      $1,264,224    $1,522,502    $71,800,045   $65,537,001    $4,614,885   $80,394,030
    Purchases                                    -               -              -       83,761,662    48,652,080            -     47,816,383
    Sales

(6) UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying fund portfolios, for the year or period ended December 31, 2001, follows.

                                                                   Subaccounts
                                -----------------------------------------------------------------------------------
                                              FTI Small   MFS Mid       Mid                    FI
                                Opportunity      Cap        Cap         Cap        World       All
                                   Growth      Growth      Growth      Growth      Growth      Cap       Growth
                                -----------------------------------------------------------------------------------
Units                            11,744,830    118,704     136,571   12,809,572  13,795,948  148,542   34,412,374
Beginning Unit Value               $13.24    $10.00 (a)  $10.00 (a)    $18.35      $14.12   $10.00 (a)   $64.49
Ending Unit Value                  $10.74      $10.54      $10.59      $14.56      $11.03     $10.30     $51.57
Net Assets (in millions)           $127.4       $1.3        $1.4       $188.8      $154.4      $1.5     $1,802.5
Expenses as a % of Average Net     1.10%      1.10% (c)   1.10% (c)     1.10%      1.10%     1.10%(c)     1.10%
Assets (b)
Total Return                      (18.93%)      5.40%       5.90%     (20.63%)    (21.91%)    3.00%     (20.03%)
                                -----------------------------------------------------------------------------------

                                                                     Subaccounts
                                ------------------------------------------------------------------------------------
                                    MFS          TRP                                          Limited
                                 Investors     Growth                    High                 Maturity    Money
                                   Growth       Stock       Value       Yield       Income      Bond      Market
                                ------------------------------------------------------------------------------------
Units                             131,703      135,529     187,673    21,648,532  24,422,984  469,763   89,170,526
Beginning Unit Value             $10.00 (a)  $10.00 (a)  $10.00 (a)     $23.02      $23.88   $10.00 (a)    $1.76
Ending Unit Value                  $10.08      $10.15      $10.13       $21.93      $25.35     $9.93       $1.81
Net Assets (in millions)            $1.3        $1.4        $1.9        $484.0      $629.5      $4.7      $162.3
Expenses as a % of Average Net    1.10%(c)    1.10%(c)    1.10%(c)      1.10%       1.10%     1.10%(c)     1.10%
Assets (b)
Total Return                       0.80%        1.54%       1.35%      (4.66%)      6.20%     (0.70%)      2.86%
                                ------------------------------------------------------------------------------------

(a) Commenced operations on November 30, 2001
(b) For the year or period ending December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contract holder accounts through the redemption
(c) Annualized

                          COMMENT ON FINANCIAL STATEMENTS OF LBVIP

The financial statements of LBVIP included in this Statement of Additional Information should be considered as bearing only upon the ability of LBVIP to meet its obligations under the Contracts.  The value of the interests of Contract Owners, Annuitants and
Beneficiaries under the Contracts are affected primarily by the investment experience of the Subaccounts of the Variable Account.  The financial statements of LBVIP should not be considered as bearing on the investment performance of the assets held in the Variable
Account.

                                FINANCIAL STATEMENTS OF LBVIP

Set forth on the following pages are the audited financial statements of LBVIP.

                                                                  PricewaterhouseCoopers LLP
                                                                  650 Third Avenue South
                                                                  Suite 1300
                                                                  Minneapolis MN 55402-4333
                                                                  Telephone (612) 596 6000
                                                                  Facsimile (612) 373 7160

                            Report of Independent Accountants

To the Board of Directors and Stockholder of
Lutheran Brotherhood Variable Insurance Products Company:

In our opinion, the accompanying balance sheet and the related statements of operations, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Lutheran Brotherhood Variable Insurance Products Company (the
Company) at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the
United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, on January 1, 2002, Lutheran
Brotherhood merged with and into Aid Association for Lutherans.

/s/ PricewaterhouseCoopers, LLP

March 1, 2002

                  Lutheran Brotherhood Variable Insurance Products Company
                                        Balance Sheet
                                 December 31, 2001 and 2000
                                   (Dollars in thousands)
                 Assets                                                2001          2000
Investments:
  Fixed income securities available for sale, at fair value        $   462,466 $   371,165
  Loans to contractholders                                              15,146      13,920
                                                                    ----------   ----------

    Total investments                                                  477,612     385,085

Cash and cash equivalents                                               26,630      39,190
Deferred policy acquisition costs                                      146,135     169,699
Investment income due and accrued                                        4,855       4,040
Other assets                                                               654       1,704
Separate account assets                                              3,781,789   4,676,715
                                                                    ----------   ----------

    Total assets                                                   $ 4,437,675 $ 5,276,433
                                                                    ==========   ==========

      Liabilities and Stockholder's Equity
Liabilities:
  Contract reserves                                                $   154,357 $   122,023
  Contractholder deposit liabilities                                   273,964     225,727
  Benefits in the process of payment                                    13,440      12,390
  Other liabilities                                                     32,237      40,035
  Separate account liabilities                                       3,771,637   4,676,715
                                                                    ----------   ----------

    Total liabilities                                                4,245,635   5,076,890
                                                                    ----------   ----------

Stockholder's equity:
  Common stock ($2.50 par value, 2,000,000 shares authorized,
    issued and outstanding)                                             5,000        5,000
  Additional paid-in capital                                            90,800     100,800
  Accumulated other comprehensive income                                 5,396       2,252
  Retained earnings                                                     90,844      91,491
                                                                    ----------   ----------

    Total stockholder's equity                                         192,040     199,543
                                                                    ----------   ----------

    Total liabilities and stockholder's equity                     $ 4,437,675 $ 5,276,433
                                                                    ==========   ==========

         The accompanying notes are an integral part of these financial statements.

                  Lutheran Brotherhood Variable Insurance Products Company
                                   Statement of Operations
                    For the years ended December 31, 2001, 2000 and 1999
                                   (Dollars in thousands)

                                                        2001        2000        1999
Revenues:
  Contract charges                                   $ 58,415    $ 69,680     $ 60,720
  Annuity considerations and other income              39,485      30,077       25,191
  Net investment income                                28,864      25,224       19,597
  Net realized investment losses                          (11)        (55)        (395)
                                                   ----------  ----------   ----------

    Total revenues                                    126,753     124,926      105,113

Benefits and other deductions:
  Net additions to contract reserves                   33,133      25,615       21,126
  Contractholder benefits                              35,542      28,448       22,446
  Commissions and operating expenses                   24,180      22,853       21,620
  Amortization of deferred policy acquisition costs    36,970      16,452       24,239
                                                   ----------  ----------   ----------

    Total benefits and other deductions               129,825      93,368       89,431
                                                   ----------  ----------   ----------

(Loss) income from operations before income taxes      (3,072)     31,558       15,682

(Benefit from) provision for income taxes              (2,425)      9,561        3,896
                                                   ----------  ----------   ----------

Net (loss) income                                   $    (647)   $ 21,997     $ 11,786
                                                   ----------  ----------   ----------
                                                   ----------  ----------   ----------

         The accompanying notes are an integral part of these financial statements.

                  Lutheran Brotherhood Variable Insurance Products Company
                              Statement of Stockholder's Equity
                    For the years ended December 31, 2001, 2000 and 1999
                                   (Dollars in thousands)
                                                                          Accumulated
                                                            Additional      Other                      Total
                                  Comprehensive    Common     Paid-in    Comprehensive  Retained   Stockholder's
                                      Income       Stock     Capital    Income (Loss)   Earnings      Equity

Balance at December 31, 1998                     $ 2,000     $ 113,800   $   5,392    $  57,708   $  178,900
Comprehensive income:
  Net income                         $ 11,786         -             -           -        11,786       11,786
  Other comprehensive income (loss):
     Unrealized losses - investments  (16,501)        -             -      (16,501)           -      (16,501)
     Unrealized losses - acquisition
       costs                            5,778         -             -        5,778            -        5,778
                                   ----------

        Total comprehensive income  $   1,063
                                   ==========

Recapitalization of common stock                   3,000        (3,000)         -            -             -
Return of capital                                      -       (10,000)         -            -       (10,000)
                                              ----------    ----------    ----------  ---------    ---------

Balance at December 31, 1999                       5,000       100,800      (5,331)      69,494      169,963
Comprehensive income:
  Net income                         $ 21,997         -             -           -        21,997       21,997
  Other comprehensive income (loss):
     Unrealized gains - investments    11,184         -             -       11,184           -        11,184
     Unrealized gains - acquisition
       costs                           (3,601)        -             -       (3,601)          -       (3,601)
                                      ------- ----------    ----------    ----------  ---------    ---------

        Total comprehensive income   $ 29,580
                                   ==========

Balance at December 31, 2000                       5,000       100,800       2,252       91,491      199,543
Comprehensive income:
  Net loss                           $   (647)        -             -           -          (647)        (647)
  Other comprehensive income (loss):
     Unrealized gains - investments     3,206         -             -        3,206           -         3,206
     Unrealized gains - acquisition
       costs                              (62)        -             -          (62)           -          (62)
                                   ----------

        Total comprehensive income  $   2,497
                                   ==========

Return of capital                                     -        (10,000)         -            -       (10,000)
                                              ----------    ----------    ----------  ---------    ---------

Balance at December 31, 2001                    $  5,000     $  90,800   $   5,396     $ 90,844    $ 192,040
                                              ==========    ==========    ==========  =========    =========

         The accompanying notes are an integral part of these financial statements.

                  Lutheran Brotherhood Variable Insurance Products Company
                                   Statement of Cash Flows
                    For the years ended December 31, 2001, 2000 and 1999
                                   (Dollars in thousands)
                                                           2001         2000        1999

Cash flows from operating activities:
  Net (loss) income                                  $      (647)   $  21,997   $  11,786
  Adjustments to reconcile net (loss) income to net cash
         provided by operating activities:
     Deferred policy acquisition costs                    23,502       (6,052)      1,804
     Realized net investment losses                           11           55         395
     Bond amortization                                       467          547         560
  Change in operating assets and liabilities:
     Loans to contractholders                             (1,226)      (3,124)     (2,134)
     Investment income due and accrued and other assets      235        8,348      (3,671)
     Contract reserves and deposit liabilities            80,571       56,960      40,440
     Other liabilities                                    (9,491)      11,627       3,313
     Benefits in process of payment                        1,050       (1,854)      3,421
                                                      ----------   ----------  ----------
     Net cash provided by operating activities            94,472       88,504      55,914
                                                      ----------   ----------  ----------

Cash flows from investing activities:
  Proceeds from sale of fixed income securities
    available for sale                                    85,168       15,140      60,152
  Purchase of fixed income securities available
    for sale                                            (172,200)     (70,570)   (110,430)
  Investment in separate accounts                        (10,000)          -            -
                                                      ----------   ----------  ----------

     Net cash used in investing activities               (97,032)     (55,430)    (50,278)
                                                      ----------   ----------  ----------

Cash flows from financing activities:
  Return of capital                                      (10,000)          -      (10,000)
                                                      ----------   ----------  ----------

     Net cash used in financing activities               (10,000)          -      (10,000)

Net (decrease) increase in cash and cash equivalents     (12,560)      33,074      (4,364)

Cash and cash equivalents, beginning of year              39,190        6,116      10,480
                                                      ----------   ----------  ----------

Cash and cash equivalents, end of year                $   26,630    $  39,190  $    6,116
                                                      ==========   ==========  ==========

         The accompanying notes are an integral part of these financial statements.

                  Lutheran Brotherhood Variable Insurance Products Company
                                Notes to Financial Statements
                       (Dollars in thousands unless otherwise stated)
1.  Organization

    Lutheran Brotherhood Variable Insurance Products Company (the Company) offers financial services to Lutherans. Prior to January 1, 2002, the Company, through its parent,
    Lutheran Brotherhood Financial Corporation (LBFC or Parent), was a wholly owned subsidiary of Lutheran Brotherhood, a fraternal benefit organization. Effective January
    1, 2002, Lutheran Brotherhood has merged with and into Aid Association for Lutherans, a
    Wisconsin-domiciled fraternal benefit society, pursuant to an agreement and plan of merger dated June 27, 2001.

2.  Summary of Significant Accounting Policies

    Use of Estimates
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    Financial Statement Presentation
    Certain prior year amounts in the financial statements and notes to the financial statements have been reclassified to conform to the 2001 financial statement presentation.

    Cash and Cash Equivalents
    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with an original maturity of 90 days or less.

    Investments
    See disclosures regarding the determination of fair value of financial instruments at
    Note 10.

    Carrying value of investments is determined as follows:
        Fixed income securities                Fair value
        Loans to contractholders               Unpaid principal balance

    Fixed income securities which may be sold prior to maturity are classified as available for sale.

    Realized investment gains and losses on sales of securities are determined on a first in, first out method for fixed income securities and are reported in the Statement of
    Operations. Unrealized investment gains and losses on fixed income securities classified as available for sale, net of the impact of unrealized investment gains and losses on deferred policy acquisitions costs and net of applicable deferred taxes, are reported as other comprehensive income.

    The investment portfolio is reviewed for investments that may have experienced a decline in fair value considered to be other than temporary.

    Deferred Policy Acquisition Costs
    Those costs of acquiring new business, which vary with and are primarily related to the production of new business, are deferred. Such costs include commissions, certain costs of contract issuance and underwriting, and certain variable agency expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of contract issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if those gains or losses had been realized, with corresponding credits or charges included in equity.

    For universal life-type and investment-type contracts, deferred acquisition costs are amortized over the average expected life of the contracts in proportion to estimated gross profits from mortality, investment, and expense margins and surrender charges.
    The effects of revisions to experience on previous amortization of deferred acquisition costs are reflected in earnings and change in unrealized investment gains (losses) in the period estimated gross profits are revised.

    Separate Accounts
    Separate account assets include segregated funds invested by the Company for the benefit of variable life insurance and variable annuity contract owners. The assets
    (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The assets of the variable accounts will not be applied to the liabilities arising out of any other business conducted by the Company. Assets are valued at fair value. The investment income, gains and losses of these accounts generally accrue to the contractholders, and, therefore, are not included in the
    Company's net (loss) income.

    Contract Reserves and Contractholder Deposit Liabilities
    Liabilities for future contract benefits on universal life-type and investment-type contracts are based on the contract account balance.

    Liabilities for future contract benefits on limited-payment contracts are determined using appropriate assumptions for investment yields, mortality, morbidity and expenses, including a provision for the risk of adverse deviation.

    Premium Revenue and Benefits to Contractholders
    Recognition of Universal Life-Type Contract Revenue and Benefits to Contractholders

    Universal life-type contracts are insurance contracts with terms that are not fixed and guaranteed.  The terms that may be changed could include one or more of the amounts assessed the contractholder, premiums paid by the contractholder or interest accrued to contractholder balances.  Amounts received as payments for such contracts are not reported as premium revenues.

    Revenues for universal life-type contracts consist of investment income, charges assessed against contract account values for deferred contract loading, the cost of insurance and contract administration. Contract benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related contract account balances.

    Recognition of Investment Contract Revenue and Benefits to Contractholders

    Contracts that do not subject the Company to risks arising from contractholder mortality or morbidity are referred to as investment contracts. Certain deferred annuities and supplementary contracts are considered investment contracts. Amounts received as payments for such contracts are not reported as premium revenues.

    Revenues for investment products consist of investment income and contract administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

    Recognition of Limited-Payment Contract Revenue and Benefits to Contractholders

    Limited-payment contracts subject the Company to contractholder mortality and morbidity risks over a period that extends beyond the premium paying period. Certain annuities and supplementary contracts with life contingencies are considered limited-payment contracts. Considerations are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future contract benefits and the amortization of deferred policy acquisition costs.

    Income Taxes
    The Company's tax provision and related balance sheet accounts are determined in accordance with a tax sharing agreement with its Parent, which allocates federal income taxes to the Company as if it filed a separate tax return. Federal income taxes are charged or credited to operations based on amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3.  Investments

    Fixed Income Securities
    Investments in fixed income securities at December 31, 2001 and 2000 follow:

                                                            Available for Sale (Carried at Fair Value)
                                                                         December 31, 2001
------------------------------------------------------------------------------------------------------
                                                       Amortized       Unrealized  Unrealized    Fair
                                                          Cost           Gains       Losses      Value
    Fixed income securities:
      U.S. government                                  $ 240,028     $   7,189  $     (941)  $ 246,276
      Mortgage-backed securities                          96,461         1,616        (311)     97,766
      Non-investment grade bonds                           3,011            -         (686)      2,325
      Corporate and other bonds                          113,594         2,892        (387)    116,099
                                                       ----------    ----------   ----------  ---------

          Total available for sale                     $ 453,094     $  11,697   $  (2,325)  $ 462,466
                                                       ==========    ==========   ==========  =========

                                                            Available for Sale (Carried at Fair Value)
                                                                         December 31, 2000
------------------------------------------------------------------------------------------------------
                                                       Amortized       Unrealized  Unrealized    Fair
                                                          Cost           Gains       Losses      Value

    Fixed income securities:
      U.S. government                                  $ 202,170     $   5,352  $     (437)  $ 207,085
      Mortgage-backed securities                          76,411           681        (235)     76,857
      Corporate and other bonds                           88,111           684      (1,572)     87,223
                                                       ----------    ----------   ----------  ---------

         Total available for sale                      $ 366,692     $   6,717  $   (2,244)  $ 371,165
                                                       ==========    ==========   ==========  =========

    The amortized cost and fair value of fixed income securities available for sale as of
    December 31, 2001 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

                                                                                  Amortized      Fair
                                                                                     Cost        Value

    One year or less                                                            $    3,000  $    3,018
    After one year through five years                                               99,830     104,959
    After five years through ten years                                             127,240     127,406
    After ten years                                                                126,563     129,317
    Mortgage-backed securities                                                      96,461      97,766
                                                                                  ----------  ---------

      Total available for sale                                                   $ 453,094   $ 462,466
                                                                                  ----------  ---------

4.  Investment Income and Realized Gains and Losses

    For the years ended December 31, investment income summarized by type of investment was as follows:

                                                                        2001         2000        1999

    Fixed income securities                                          $  25,390    $ 22,490    $ 18,349
    Loans to contractholders                                             1,097         901         707
    Cash, cash equivalents and other                                     2,408       1,853         573
                                                                      ---------   ----------  ---------

      Gross investment income                                           28,895      25,244      19,629

    Investment expenses                                                    (31)        (20)        (32)
                                                                      ---------   ----------  ---------

    Net investment income                                            $  28,864    $ 25,224    $ 19,597
                                                                      =========   ==========  =========

    For the years ended December 31, gross realized investment gains and losses on sales of all types of investments are as follows:

                                                                        2001         2000        1999

    Fixed income securities:
      Realized gains                                            $           - $          -  $      538
      Realized losses                                                       -          (52)       (933)

    Other investments:
      Realized losses                                                      (11)         (3)          -
                                                                      ---------   ----------  ---------

    Total net realized investment (losses) gains                   $       (11) $      (55) $     (395)
                                                                      =========   ==========  =========

5.  Deferred Policy Acquisition Costs

    The balances of and changes in deferred policy acquisition costs as and for the years ended December 31 are as follows:

                                                                        2001         2000        1999

    Balance, beginning of year                                       $ 169,699    $167,248    $163,273
    Capitalization of acquisition costs                                 13,468      22,504      22,436
    Amortization                                                       (36,970)    (16,452)    (24,239)
    Change in unrealized investment gains                                  (62)     (3,601)      5,778
                                                                      ---------   ----------  ---------

    Balance, end of year                                             $ 146,135    $169,699    $167,248
                                                                      =========   ==========  =========

6.  Income Taxes

    The 2001, 2000 and 1999 provisions for income taxes reflected on the Statement of
    Operations consisted entirely of deferred federal and state income tax (benefit)
    expense. Net deferred income tax liabilities are included on the balance sheet in
    "Other Liabilities" and consist of the following:

                                                                                     2001         2000

    Deferred policy acquisition costs                                            $ (47,976)  $ (56,330)
    Reserves for future benefits                                                     1,793      10,306
    Net operating loss carryforwards                                                 7,667       6,051
    Other                                                                            1,105       1,830
                                                                                   --------   ---------

    Net deferred income tax liability                                            $ (37,411)  $ (38,143)
                                                                                  ========== ==========

    The Company has net operating loss carryforwards for tax purposes of approximately
    $21.9 million at December 31, 2001, which expire between 2009 and 2019. For alternative minimum tax calculation purposes, the Company has net operating loss carryforwards of
    $21.6 million at December 31, 2001, which expire between 2009 and 2019.

    The Company's effective tax rate differs from the statutory rate due to the dividends received deduction.

7.  Statutory Deposit

    Bonds with a carrying value of $3.1 million and $2.7 million and a market value of $3.1 million and $2.8 million at December 31, 2001 and 2000, respectively, are on deposit with various state insurance departments as required by law.

8.  Separate Account Business

    Separate account assets include segregated funds invested by the Company for the benefit of variable life insurance and variable annuity contract owners. A portion of the contract owner's premium payments are invested by the Company into the LBVIP
    Variable Insurance Account, the LBVIP Variable Insurance Account II, or the LBVIP
    Variable Annuity Account I (the Variable Accounts). The Variable Accounts are unit investment trusts registered under the Investment Company Act of 1940. Each Variable
    Account has 14 subaccounts, each of which invests only in a corresponding portfolio of
    LB Series Fund, Inc. (the Fund). The Fund is an open-end management investment company registered under the Investment Company Act of 1940. The shares of the Fund are carried in the Variable Accounts' financial statements at the net asset value of the Fund.

    The Company records premium payments from contractholders as assets in the separate accounts. Separate account liabilities represent reserves held related to the separate account business. The excess of separate account assets over separate account liabilities at December 31, 2001 represents the Company's investment of $10 million to the Fund made in November 2001 upon introducing seven new variable annuity subaccounts.

    A fixed account is also included as an investment option for variable annuity contract owners. Net premiums allocated to the fixed account are invested in the assets of the
    Company.

    The Company assumes the mortality and expense risk associated with these contracts for which it is compensated by the separate accounts. The charges to the separate accounts, shown below for the years ended December 31, are based on the average daily net assets at specified annual rates:

                                                                         2001         2000       1999
                                                               Rate    Charges       Charges    Charges

    Variable Insurance Account                                 0.6%  $   1,364  $    1,668   $   1,383
    Variable Insurance Account II                              2.3%         58          73          66
    Variable Annuity Account I                                 1.1%     42,562      53,172      46,339
                                                                      --------    --------   ---------

                                                                      $ 43,984   $  54,913   $  47,788
                                                                      ========   =========   =========

    Income from these charges is included in the Statement of Operations.  In addition, the
    Company deducts certain amounts from the cash value of the accounts invested in the separate accounts for surrender charges, annual administrative charges and cost of insurance charges. For the years ended December 31, amounts are as follows:

                                                                         2001         2000       1999

    Variable Insurance Account                                       $  12,201    $ 11,115    $ 10,777
    Variable Insurance Account II                                           -           -            -
    Variable Annuity Account I                                           1,072       1,074       1,355
                                                                      ---------   ----------  ---------
                                                                      $ 13,273    $ 12,189    $ 12,132
                                                                      =========   ==========  =========

9.  Related Party Transactions

    Lutheran Brotherhood provides administrative services to and collects premiums for the
    Company.  The net payable at December 31, 2001 represents the unpaid balance of these administrative services net of the premiums collected but not transferred to the
    Company. Refer to reconciliation of payables to (receivables from) affiliates included below.

    Lutheran Brotherhood allocated approximately $22.3 million, $23.5 million and $22.8 million of operating expenses to the Company in 2001, 2000 and 1999, respectively, which includes the costs for corporate officers, human resources, and other administrative and operating functions. Lutheran Brotherhood has agreed to provide the
    Company with capital requirements, if necessary.

    Lutheran Brotherhood Securities Corp. (LBSC) is an affiliate of the Company. The payable represents operating expenses of the Company paid by LBSC that have not been reimbursed as of December 31, 2001 and 2000.

    LBSC allocated $0.1 million, $0.1 million and $0.6 million of operating expenses to the
    Company in 2001, 2000 and 1999, respectively, which includes the costs for various administrative and operating functions. In addition, LBSC, as principal underwriter of the Company's variable products, received commission income from the Company of approximately $10.7 million, $16.0 million and $15.9 million in 2001, 2000 and 1999, respectively.

    Payables to (receivables from) affiliates includes the following:
                                                                                      2001        2000
    Lutheran Brotherhood:
    Operating expenses payable                                                    $  1,069    $  1,653
    Premium income receivable                                                         (363)       (842)

    Lutheran Brotherhood Securities Corp.:
    Operating expenses payable                                                           1           1
                                                                                  ----------  ---------
                                                                                  $    707    $    812
                                                                                  ==========  =========

10. Disclosures About Fair Value of Financial Instruments

    The following methods and assumptions were used in estimating fair value disclosures for financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument.

    Fixed Income Securities: Fair values for fixed income securities are based on quoted market prices, where available. For fixed income securities not actively traded in the market, fair values are estimated using market quotes from brokers or internally developed pricing methods.

    Loans to Contractholders: The carrying amount reported in the balance sheet approximates fair value since loans on insurance contracts reduce the amount payable at death or at surrender of the contract.

    Cash and Cash Equivalents: The carrying amounts for these assets approximate the assets' fair values.

    Separate Account Assets and Liabilities: The carrying amounts reported for separate account assets and liabilities approximate their respective fair values.

    Investment Contract Liabilities: The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

    For supplementary contracts without life contingencies and immediate annuities, the carrying amounts approximate those liabilities' fair value.

    The carrying amounts and estimated fair values of the Company's financial instruments at December 31 are as follows:

                                                                 2001                     2000
                                                        -----------------------   ---------------------
                                                        Carrying        Fair      Carrying      Fair
                                                         Amount        Value       Amount       Value
    Financial instruments recorded as assets
      Fixed income securities                        $   462,466    $  462,466 $   371,165 $   371,165
      Loans to contractholders                            15,146        15,146      13,920      13,920
      Cash and cash equivalents                           26,630        26,630      39,190      39,190
      Separate account assets                          3,781,789     3,781,789   4,676,715   4,676,715

    Financial instruments recorded as liabilities
      Investment contracts:
      Deferred annuities                             $   150,585    $  148,951  $  124,792  $  123,493
      Supplementary contracts and immediate annuities    107,510       107,510      86,441      86,441
      Separate account liabilities                     3,771,637     3,771,637   4,676,715   4,676,715

11. Statutory Financial Information

    Accounting practices used to prepare statutory financial statements for regulatory filing of life insurance companies differ from accounting principles generally accepted in the United States of America (GAAP). Statutory financial statements are prepared in accordance with the NAIC Accounting Practices and Procedures manual - Version effective
    January 1, 2001. The following reconciles the Company's statutory net change in surplus and statutory surplus determined in accordance with accounting practices prescribed or permitted by the Department of Commerce of the State of Minnesota with net (loss)
    income and stockholder's equity on a GAAP basis.

                                                                                        Year Ended
                                                                                       December 31,
                                                                                  ----------------------
                                                                                      2001        2000

    Net change in statutory unassigned surplus (deficit)                         $  33,335   $   6,807
    Change in asset valuation reserves                                                 676         122
                                                                                  ----------  ---------

      Net change in statutory unassigned surplus (deficit) and                      34,011       6,929
         asset valuation reserves

    Adjustments:
      Future contract benefits and contractholders' account balances               (10,663)     17,850
      Deferred policy acquisition costs                                            (23,502)      6,052
      Investment losses                                                               (182)       (480)
      Tax adjustment                                                                   158      (9,561)
      Other, net                                                                      (469)      1,207
                                                                                  ----------  ---------

    Net (loss) income                                                            $    (647)  $  21,997
                                                                                  ==========  =========

    Statutory stockholder's equity                                                $102,925    $ 79,590
    Asset valuation reserves                                                         1,271         595
                                                                                  ----------  ---------

      Statutory stockholder's equity and asset valuation reserves                  104,196      80,185

    Adjustments:
      Future contract benefits and contractholders' account balances               (28,542)    (17,790)
      Deferred policy acquisition costs                                            146,135     169,699
      Interest maintenance reserves                                                    406         741
      Valuation of investments                                                       9,371       4,472
      Tax adjustment                                                               (39,676)    (38,143)
      Other, net                                                                       150         379
                                                                                  ----------  ---------

    Stockholder's equity                                                         $ 192,040    $199,543
                                                                                  ==========  =========

12.  Legal Matters

    The Company and Lutheran Brotherhood are involved in various pending or threatened legal proceedings arising out of the normal course of business. While the ultimate resolution of such litigation cannot be predicted with certainty at this time, in the opinion of management such matters will not have a material adverse effect on the financial position or results of operations of the Company.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    (a)   Financial Statements:

          Part A:  None.

          Part B:  Financial Statements of Lutheran Brotherhood Variable
                   Insurance Products Company.  (2)

                   Financial Statements of LBVIP Variable Annuity Account I.
                   (2)

    (b)   Exhibits:

          1.  Resolution of the Board of Directors of Lutheran Brotherhood
              Variable Insurance Products Company ("Depositor") authorizing the establishment of LBVIP Variable Annuity Account I
              ("Registrant").  (1)

          2.  Not Applicable.

          3.(a)  Form of Distribution Agreement between Depositor and
                 Lutheran Brotherhood Securities Corp ("LBSC").  (1)

            (b)  Forms of General Agent's Agreement and Selected Registered
                 Representative Agreement between LBSC and agents with
                 respect to the sale of Contracts.  (1)

          4.  Form of Contract.  (1)

          5.  Contract Application Form.  (1)

          6.(a)  Articles of Incorporation of Depositor.  (1)

            (b)  Bylaws of Depositor.  (1)

          7.  Not Applicable.

          8.  Form of Management Service Agreement among Lutheran
              Brotherhood, LBSC and Depositor.  (1)

          9.  Opinion of Counsel as to the legality of the securities being registered (including written consent).  (1)

          10. Not Applicable.

          11. Not Applicable.

          12. Not Applicable.

          13. Computations of Performance Data.  (1)

          14. Consent of Independent Accountants.  (2)

          15. Powers of Attorney for John O. Gilbert, Bruce J. Nicholson, Woodrow E. Eno,
              Lawrence W. Stranghoener, Pamela J. Moret, James A. Thomsen, Jon M. Stellmacher
              and Randall L. Boushek.  (2)

          16. Consent of Counsel.  (2)

(1) Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of LBVIP Variable Annuity Account I, file no. 33-15974, filed April 30, 1998.

(2) Filed herewith.

Item 25. Directors and Officers of the Depositor

DIRECTORS                            POSITIONS AND OFFICES WITH DEPOSITOR
     John O. Gilbert           --
     Bruce J. Nicholson        Chairman, President and Chief Executive Officer
     Woodrow E. Eno            --
     Lawrence W. Stranghoener  Vice President
     Pamela J. Moret           --
     James A. Thomsen          Vice President
     Jon M. Stellmacher        --

EXECUTIVE OFFICERS             POSITIONS WITH THE DEPOSITOR
     Bruce J. Nicholson        Chairman, President and Chief Executive Officer
     David K. Stewart          Treasurer
     Daniel G. Walseth         Vice President and Secretary
     Randall L. Boushek        Vice President
     David J. Christianson     Vice President
     Richard J. Kleven         Vice President
     Michael E. Loken          Vice President
     Jennifer H. Martin        Vice President
     Susan Oberman Smith       Vice President
     Richard B. Ruckdashel     Vice President
     Lynnette J. Stertz        Vice President
     Lawrence W. Stranghoener  Vice Presidnet
     Mark O. Swenson           Vice President
     James A. Thomsen          Vice President

The principal business address of each of the foregoing directors and officers is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of Depositor in 1987 pursuant to the laws of the State of Minnesota.

Depositor is an indirect subsidiary of Aid Association for Lutherans/ Lutheran Brotherhood ("AAL/LB"), a fraternal benefit society founded under the laws of the State of Wisconsin. AAL/LB's direct and indirect subsidiaries include the following: (a) LBSC, a Pennsylvania corporation which is a registered broker-dealer, (b) Lutheran Brotherhood Research Corp., a Minnesota corporation which is a licensed investment adviser, (c) Lutheran Brotherhood Property & Casualty Insurance Agency, Inc., a Minnesota corporation which is licensed as an insurance agency, (d) AAL Holdings, Inc., a Delaware corporation that is a holding company that has no independent operations; (e) AAL Capital Management Corporation, a Delaware corporation that is a registered broker-dealer and investment adviser; and (f) North Meadows Investment, Ltd., a Wisconsin corporation organized for the purpose of holding and investing in real estate.

Item 27. Number of Contract Owners

There were 81,333 Contract Owners at March 31, 2002.

Item 28. Indemnification

Reference is hereby made to Section 4.01 of Depositor's Bylaws, filed as an Exhibit to this Registration Statement, and to Section 5 of LBSC's By-Laws, which mandate indemnification by Depositor and LBSC of directors, officers and certain others under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or LBSC, pursuant to the foregoing provisions or otherwise, Depositor and LBSC have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor or LBSC of expenses incurred or paid by a director or officer or controlling person of Depositor or LBSC in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or LBSC in connection with the securities being registered, Depositor or LBSC will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

An insurance company blanket bond is maintained providing $15,000,000 coverage for officers, employees, and agents of AAL/LB, LBVIP and LBSC.

Item 29. Principal Underwriters

  LBSC, the principal underwriter of the Contracts, is also named as distributor of the stock of The Lutheran Brotherhood Family of Funds, a diversified open-end investment company organized as a Delaware business trust, consisting of the following series: Lutheran Brotherhood Opportunity Growth Fund, Lutheran Brotherhood Mid Cap Growth Fund, Lutheran Brotherhood World Growth Fund, Lutheran Brotherhood Growth Fund, Lutheran Brotherhood Fund, Lutheran Brotherhood Value Fund, Lutheran Brotherhood High Yield Fund, Lutheran Brotherhood Income Fund, Lutheran Brotherhood Municipal Bond Fund, Lutheran Brotherhood Limited Maturity Bond Fund and Lutheran Brotherhood Money Market Fund. LBSC also acts or will act as the principal underwriter of the following variable contracts: flexible premium variable life insurance contracts issued by Lutheran Brotherhood through LB Variable Insurance Account I, a separate account of Lutheran Brotherhood registered as a unit investment trust under the Investment Company Act of 1940; flexible premium deferred variable annuity contracts issued by Lutheran Brotherhood through LB Variable Annuity Account I, a separate account of Depositor registered as a unit investment trust under the Investment Company Act of 1940; flexible premium variable life insurance contracts issued by Depositor through LBVIP Variable Insurance Account, a separate account of Depositor registered as a unit investment trust under the Investment Company Act of 1940; and of single premium variable life insurance contracts issued by Depositor through LBVIP Variable Insurance Account II, a separate account of Depositor registered as a unit investment trust under the Investment Company Act of 1940.

  The directors and officers of LBSC are as follows:

     John O. Gilbert                Chairman
     Bruce J. Nicholson             Director
     Woodrow E. Eno                 Director
     Lawrence W. Stranghoener       Director
     Pamela J. Moret                Director
     James A. Thomsen               Director and President
     Jon M. Stellmacher             Director
     David K. Stewart               Treasurer
     John C. Bjork                  Secretary
     Colleen Both                   Vice President and Chief Compliance Officer
     J. Keith Both                  Vice President
     David J. Christianson          Vice President
     Douglas B. Miller              Vice President
     Richard B. Ruckdashel          Vice President
     Thomas C. Schinke              Vice President

The principal business address of each of the foregoing officers is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

  Not Applicable.

Item 30. Location of Accounts and Records

The accounts and records of Registrant are located, in whole or in part, at the office of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Lutheran Brotherhood Variable Insurance Products Company hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 33-15974, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Lutheran Brotherhood Variable Insurance Products Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 30th day of April, 2002.

                                                   LBVIP VARIABLE ANNUITY ACCOUNT I
                                                          (Registrant)

                                                   By  LUTHERAN BROTHERHOOD VARIABLE
                                                       INSURANCE PRODUCTS COMPANY
                                                          (Depositor)

                                                   By               *
                                                     -----------------------------------
                                                     Bruce J. Nicholson
                                                     President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 30th day of April, 2002.

                                                   LUTHERAN BROTHERHOOD VARIABLE
                                                   INSURANCE PRODUCTS COMPANY
                                                          (Depositor)

                                                   By                *
                                                     ------------------------------------
                                                     Bruce J. Nicholson
                                                     President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed on the 30th day of April, 2002 by the following directors and officers of Depositor in the capacities indicated:

                  *                                President and Chief Executive Officer
     ----------------------------                  (Chief Executive Officer)
     Bruce J. Nicholson

                  *                                Vice President (Principal Financial Officer)
     ----------------------------
     Lawrence W. Stranghoener

                  *                                Vice President (Principal Accounting Officer)
     ----------------------------
     Randall L. Boushek

A Majority of the Board of Directors:*

     John O. Gilbert
     Bruce J. Nicholson
     Woodrow E. Eno
     Pamela J. Moret
     Jon M. Stellmacher
     Lawrence W. Stranghoener
     James A. Thomsen

* John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Lutheran Brotherhood Variable Insurance Products Company pursuant to a power of attorney duly executed by such persons filed herewith.

                                           By:  /s/ John C. Bjork
                                           ------------------------------
                                           John C. Bjork, Attorney-in-Fact

INDEX TO EXHIBITS
LBVIP VARIABLE ANNUITY ACCOUNT I

EXHIBIT NO.

    EX-23      Consent of Independent Accountants.

    EX-23      Consent of Counsel.

    EX-24      Power of Attorney.